UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09086

TD Asset Management USA Funds Inc.

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices)    (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  646-828-3653

Date of fiscal year end:  January 31, 2017

Date of reporting period:  July 31, 2016

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

July 31, 2016 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Short-Term Bond Fund

–	Institutional Class
–	Advisor Class

TDAM Core Bond Fund

–	Institutional Class
–	Advisor Class

TDAM High Yield Bond Fund

–	Institutional Class
–	Advisor Class

TDAM 1- to 5-Year Corporate Bond Portfolio

TDAM 5- to 10-Year Corporate Bond Portfolio

Epoch U.S. Equity Shareholder Yield Fund

–	Institutional Class
–	Advisor Class

Epoch U.S. Large Cap Core Equity Fund

–	Institutional Class
–	Advisor Class

Epoch Global Equity Shareholder Yield Fund

–	Institutional Class
–	Advisor Class

TDAM Global Low Volatility Equity Fund

–	Institutional Class
–	Advisor Class

Epoch Global All Cap Fund

–	Institutional Class
–	Advisor Class

TDAM Target Return Fund

–	Institutional Class
–	Advisor Class

Epoch U.S. Small-Mid Cap Equity Fund

–	Institutional Class
–	Advisor Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk Christopher L. Wilson
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent FIS Investor Services, LLC 3435 Stelzer Road Columbus, OH 43219
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Custodian BNY Mellon One Wall Street New York, NY 10286
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

The first half of fiscal 2016 (January 31, 2016 to July 31, 2016) was positive for financial assets, with both equities and fixed income rising. The S&P 500 Index declined early in 2016; however it recovered from its February bottom to end the six-month period up 13.3%, continuing to reach new all-time highs. Each of the S&P 500’s ten sectors rose over the period, with nine of ten sectors posting double-digit gains. The largest contributors were Materials, Telecommunication Services and Utilities. Lower energy prices restrained inflation, which was also positive for the Manufacturing and Consumer Discretionary sectors. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Barclays U.S. Aggregate Bond Index’s increase of 4.5%.

The United Kingdom’s surprise vote to exit the European Union on its June 23 referendum was the cause of significant volatility for international equities. Although initially pushing markets lower, European equities quickly recovered and ended the period higher. Global central banks, including the European Central Bank and the Bank of Japan, continued to maintain their accommodative monetary policies in an effort to bolster the global economy.

In the U.S., bonds were positive for the six-month period. Corporate bonds still offer a yield advantage over government bonds. The credit markets held up with spreads trending tighter before a sharp jump after the UK referendum as investors sought the relative safety of government bonds. Despite the reaction to the UK vote, spreads ended the period lower than where they started.

The U.S. economy expanded modestly during the first six months of the year. Growth in the first quarter was weak as gross domestic product (GDP) rose by 0.8%. Most sectors of the economy declined over the period, with a pullback in consumer spending and weaker exports in light of a higher U.S. dollar. During the second quarter, economic growth was relatively stronger; however, GDP still rose less than expected, up only 1.2%. Employment was mixed over the six-month period. Although non-farm payrolls declined from February to May, June and July saw strong job growth by more than 200,000 additions each month.

In its July 27, 2016 policy announcement, the Federal Reserve (the Fed) delivered subtle adjustments to its mid-month statement, reflecting a more upbeat tone to the economic data, particularly the strong jobs report. Although indicating that “near-term risks to the economic outlook have diminished,” which may signal that an increase in borrowing costs could be on the horizon, the Fed did not offer an assessment on the balance of risks, suggesting a temporary hold on the policy rate. It held the federal funds rate steady in the 0.25% to 0.50% range, where it has remained since December 2015. The Fed continues to suggest the federal funds rate will remain lower than normal even once employment and inflation approach their targets.

The U.S. dollar weakened against a majority of its peers over the six-month period due to a number of factors. Post-referendum, investors flocked to the relative safety of the U.S. dollar, which temporarily boosted its value, however this was short-lived. The Fed’s comments at its July meetings, including citing the risks from Brexit, and underscoring a gradual pace toward tightening, combined with a disappointing GDP figure at the end of the month, led to the decline in the dollar. Overall, the U.S. dollar fell versus the Japanese yen, Canadian dollar and the euro; however it retained its strength relative to the British pound, rising 7%.

Looking Ahead

We continue to focus on high quality investments and are mindful of macro-economic factors that may affect our investments, including high debt levels, tepid earnings growth, full valuations and emerging market or political risks. While risks have risen, economic improvements domestically, and continuing high levels of central bank liquidity globally, are helping to underpin economic stability. We anticipate that global central banks will maintain their accommodative stances for some time to come.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

August 31, 2016

The Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial adviser. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2016 through July 31, 2016).

The table below and on the following pages illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Annualized Expense Ratios	Expenses Paid During Period*
TDAM Short-Term Bond Fund – Institutional Class
Actual	$1,000.00	$1,015.00	0.43%	$2.15
Hypothetical (5% Return before expenses)	1,000.00	1,022.73	0.43	2.16
TDAM Short-Term Bond Fund – Advisor Class
Actual	1,000.00	1,015.00	0.43	2.15
Hypothetical (5% Return before expenses)	1,000.00	1,022.73	0.43	2.16
TDAM Core Bond Fund – Institutional Class
Actual	1,000.00	1,045.60	0.50	2.54
Hypothetical (5% Return before expenses)	1,000.00	1,022.38	0.50	2.51
TDAM Core Bond Fund – Advisor Class
Actual	1,000.00	1,044.60	0.50	2.54
Hypothetical (5% Return before expenses)	1,000.00	1,022.38	0.50	2.51
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Annualized Expense Ratios	Expenses Paid During Period*
TDAM High Yield Bond Fund – Institutional Class
Actual	$1,000.00	$1,107.30	0.70%	$3.67
Hypothetical (5% Return before expenses)	1,000.00	1,021.38	0.70	3.52
TDAM High Yield Bond Fund – Advisor Class
Actual	1,000.00	1,106.20	0.70	3.67
Hypothetical (5% Return before expenses)	1,000.00	1,021.38	0.70	3.52
TDAM 1- to 5-Year Corporate Bond Portfolio
Actual	1,000.00	1,028.10	—	—
Hypothetical (5% Return before expenses)	1,000.00	1,024.86	—	—
TDAM 5- to 10-Year Corporate Bond Portfolio
Actual	1,000.00	1,074.30	—	—
Hypothetical (5% Return before expenses)	1,000.00	1,024.86	—	—
Epoch U.S. Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	1,155.60	0.80	4.29
Hypothetical (5% Return before expenses)	1,000.00	1,020.89	0.80	4.02
Epoch U.S. Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	1,154.70	0.82	4.39
Hypothetical (5% Return before expenses)	1,000.00	1,020.79	0.82	4.12
Epoch U.S. Large Cap Core Equity Fund – Institutional Class
Actual	1,000.00	1,126.00	0.80	4.23
Hypothetical (5% Return before expenses)	1,000.00	1,020.89	0.80	4.02
Epoch U.S. Large Cap Core Equity Fund – Advisor Class
Actual	1,000.00	1,125.70	0.85	4.49
Hypothetical (5% Return before expenses)	1,000.00	1,020.64	0.85	4.27
Epoch Global Equity Shareholder Yield Fund – Institutional Class
Actual	1,000.00	1,117.70	1.00	5.27
Hypothetical (5% Return before expenses)	1,000.00	1,019.89	1.00	5.02
Epoch Global Equity Shareholder Yield Fund – Advisor Class
Actual	1,000.00	1,117.70	1.02	5.37
Hypothetical (5% Return before expenses)	1,000.00	1,019.79	1.02	5.12
TDAM Global Low Volatility Equity Fund – Institutional Class
Actual	1,000.00	1,112.90	0.90	4.73
Hypothetical (5% Return before expenses)	1,000.00	1,020.39	0.90	4.52
TDAM Global Low Volatility Equity Fund – Advisor Class
Actual	1,000.00	1,112.90	0.90	4.73
Hypothetical (5% Return before expenses)	1,000.00	1,020.39	0.90	4.52
Epoch Global All Cap Fund – Institutional Class
Actual	1,000.00	1,075.10	1.00	5.16
Hypothetical (5% Return before expenses)	1,000.00	1,019.89	1.00	5.02
Epoch Global All Cap Fund – Advisor Class
Actual	1,000.00	1,074.10	1.00	5.16
Hypothetical (5% Return before expenses)	1,000.00	1,019.89	1.00	5.02
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Annualized Expense Ratios	Expenses Paid During Period*
TDAM Target Return Fund – Institutional Class
Actual	$1,000.00	$1,105.50	0.70%	$3.66
Hypothetical (5% Return before expenses)	1,000.00	1,021.38	0.70	3.52
TDAM Target Return Fund – Advisor Class
Actual	1,000.00	1,106.10	0.78	4.08
Hypothetical (5% Return before expenses)	1,000.00	1,020.98	0.78	3.92
Epoch U.S. Small-Mid Cap Equity Fund – Institutional Class
Actual	1,000.00	1,193.30	1.00	5.45
Hypothetical (5% Return before expenses)	1,000.00	1,019.89	1.00	5.02
Epoch U.S. Small-Mid Cap Equity Fund – Advisor Class
Actual	1,000.00	1,193.30	1.02	5.56
Hypothetical (5% Return before expenses)	1,000.00	1,019.79	1.02	5.12
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/16 (Unaudited)

TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund
Invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.**	Invests primarily in bonds.	Invests primarily in bonds that are, at the time of investment, rated below investment grade.

Fund Composition*

All figures are shown as a percentage of the Fund's total investments.

TDAM Short-Term Bond Fund

By Security Type

- 58.2% Corporate Obligations
- 24.7% U.S. Treasury Obligations
- 6.5% U.S. Government Mortgage Backed Obligations
- 4.2% Repurchase Agreement
- 3.9% Regional Government Obligations
- 2.3% U.S. Government Agency Obligations
- 0.2% Municipal Obligations

TDAM Core Bond Fund

By Security Type

- 44.8% Corporate Obligations
- 20.0% U.S. Treasury Obligations
- 19.0% U.S. Government Mortgage Backed Obligations
- 4.9% U.S. Government Agency Obligations
- 4.6% Registered Investment Company
- 3.7% Repurchase Agreement
- 3.0% Regional Government Obligations

TDAM High Yield Bond Fund

By Sector

- 24.8% Consumer Discretionary
- 14.4% Industrials
- 13.6% Telecommunication Services
- 12.0% Materials
- 10.7% Financials
- 8.9% Information Technology
- 7.0% Health Care
- 3.8% Consumer Staples
- 2.5% Energy
- 2.3% Utilities

Maturity Composition*

Average maturity is the weighted average of the number of years to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

TDAM Short-Term Bond Fund

Average Maturity: 1.9 years

Under 1 year	9.4%
1-5 years	90.2%
6-10 years	0.4%
11-20 years	0.0%
Over 20 years	0.0%

TDAM Core Bond Fund

Average Maturity: 7.1 years

Under 1 year	4.2%
1-5 years	51.1%
6-10 years	30.1%
11-20 years	3.8%
Over 20 years	10.8%

TDAM High Yield Bond Fund

Average Maturity: 4.8 years

Under 1 year	4.4%
1-5 years	51.5%
6-10 years	44.1%
11-20 years	0.0%
Over 20 years	0.0%

* Fund and Maturity Compositions are subject to change.

** Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/16 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/16 (Unaudited) (Continued)

Epoch U.S. Large Cap Core Equity Fund	Epoch Global Equity Shareholder Yield Fund	TDAM Global Low Volatility Equity Fund
Invests primarily in equity securities of large capitalization U.S. companies.	Invests primarily in dividend-paying equity securities located throughout the world.	Invests primarily in equity securities located throughout the world.

Fund Composition*

All figures are shown as a percentage of the Fund's total investments.

Epoch U.S. Large Cap Core Equity Fund

By Sector

- 26.3% Information Technology
- 16.1% Financials
- 15.3% Health Care
- 13.0% Consumer Discretionary
- 11.4% Industrials
- 6.4% Consumer Staples
- 4.7% Utilities
- 3.9% Energy
- 2.0% Materials
- 0.9% Telecommunication Services

Epoch Global Equity Shareholder Yield Fund

By Sector

- 16.4% Financials
- 15.5% Utilities
- 15.4% Telecommunication Services
- 13.5% Consumer Staples
- 10.7% Industrials
- 8.4% Energy
- 8.3% Health Care
- 6.1% Information Technology
- 3.9% Consumer Discretionary
- 1.8% Materials

By Country

- 51.4% United States
- 15.5% United Kingdom
- 7.1% Germany
- 4.8% France
- 4.5% Canada
- 3.7% Australia
- 2.7% Switzerland
- 2.5% Italy
- 2.4% Norway
- 1.4% Netherlands
- 1.4% Singapore
- 1.0% Taiwan
- 0.9% Sweden
- 0.7% Spain

TDAM Global Low Volatility Equity Fund

By Sector

- 19.3% Financials
- 17.2% Utilities
- 15.0% Consumer Staples
- 14.0% Industrials
- 9.1% Consumer Discretionary
- 8.4% Telecommunication Services
- 7.6% Health Care
- 4.7% Information Technology
- 2.7% Energy
- 1.1% Registered Investment Companies
- 0.9% Materials

By Country

- 38.3% United States
- 14.1% Canada
- 7.0% Japan
- 5.9% Australia
- 4.9% Taiwan
- 4.1% United Kingdom
- 3.8% Switzerland
- 3.8% Hong Kong
- 3.5% Singapore
- 2.1% Chile
- 1.9% Belgium
- 1.8% Israel
- 1.4% France
- 1.4% Italy
- 1.2% Germany
- 1.2% Denmark
- 0.7% New Zealand
- 0.7% Philippines
- 0.7% Qatar
- 0.3% Brazil
- 0.3% Luxembourg
- 0.2% Malaysia
- 0.2% Sweden
- 0.2% South Korea
- 0.2% Thailand
- 0.1% Spain

* Fund Composition is subject to change.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/16 (Unaudited) (Continued)

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 7/31/16 (Unaudited) (Concluded)

Bond Credit Quality as of July 31, 2016
TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund

Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	33.6%
AAA	0.0%
AA	7.9%
A	28.8%
BBB	25.6%
Short-Term Investment and Other Net Assets	4.1%

Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	44.1%
AAA	0.3%
AA	4.7%
A	23.7%
BBB	19.3%
Registered Investment Companies	4.6%
Short-Term Investment and Other Net Assets	3.3%

Credit Ratings(1)	Percentage of Net Assets
AAA	0.0%
AA	0.0%
A	0.0%
BBB	17.8%
BB and Below	75.7%
Other Net Assets	6.5%

Bond Credit Quality as of July 31, 2016
TDAM 1- to 5-Year Corporate Bond Portfolio	TDAM 5- to 10-Year Corporate Bond Portfolio

Credit Ratings(1)	Percentage of Net Assets	Credit Ratings(1)	Percentage of Net Assets
U.S. Government and U.S. Government Agency Obligations	6.9%	U.S. Government and U.S. Government Agency Obligations	6.9%
AAA	0.4%	AAA	0.0%
AA	15.0%	AA	11.5%
A	45.4%	A	44.9%
BBB	30.7%	BBB	35.1%
Short-Term Investment and Other Net Assets	1.6%	Short-Term Investment and Other Net Assets	1.6%
(1)	Credit quality is based on ratings from Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). Where S&P ratings are not available, credit quality is based on ratings from Moody’s Investor Services, Inc. (“Moody’s”). S&P and Moody’s ratings have been selected for several reasons, including the access to information and materials provided by S&P and Moody’s, as well as the Fund’s consideration of industry practice. The Not Rated category, if applicable, consists of securities that have not been rated by S&P or Moody’s.

Statements of Assets and Liabilities

July 31, 2016 (unaudited)

	TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM 1- to 5-Year Corporate Bond Portfolio
ASSETS
Cost of investments (Note 2)	$58,319,564	$42,262,924	$8,127,800	$60,887,517
Investments in securities, at value	$56,422,280	$41,730,232	$7,987,943	$60,729,554
Repurchase agreements, at value (Note 2)	2,434,000	1,597,000	—	892,000
TOTAL INVESTMENTS	58,856,280	43,327,232	7,987,943	61,621,554
Cash	12,107	16,364	434,098	16,592
Interest and dividends receivable	259,579	227,498	139,587	341,528
Receivable for investment securities sold	53	527,323	—	315,960
Receivable for capital shares sold	—	196	—	21,915
Due from Investment Manager (Note 3)	—	1,313	11,760	18,542
Prepaid expenses	12,274	11,335	10,792	8,563
TOTAL ASSETS	59,140,293	44,111,261	8,584,180	62,344,654
LIABILITIES
Payable for securities purchased	249,825	793,620	—	505,104
Dividends payable to shareholders	55,654	46,773	4,366	72,286
Payable for capital shares redeemed	17,240	18,198	106	325
Payable to Investment Manager (Note 3)	864	—	—	—
Transfer agent fees payable	15,597	14,507	12,104	12,072
Payable for Directors’ fees (Note 4)	1,840	1,840	1,840	1,840
Other accrued expenses	41,335	35,524	23,573	42,389
TOTAL LIABILITIES	382,355	910,462	41,989	634,016
NET ASSETS	$58,757,938	$43,200,799	$8,542,191	$61,710,638
Net assets consist of:
Paid-in-capital ($0.0001 par value; 3.1 billion, 1.3 billion, 1.2 billion and 0.6 billion shares authorized, respectively)	$58,306,317	$42,345,897	$8,814,344	$60,875,074
Undistributed (Distributions in excess of) net investment income	(3,202)	(31,972)	929	(3,236)
Accumulated net realized gains (losses) from investment transactions and distribution of realized gain from investment companies	(81,893)	(177,434)	(133,225)	104,763
Net unrealized appreciation (depreciation) on investments	536,716	1,064,308	(139,857)	734,037
Net assets	$58,757,938	$43,200,799	$8,542,191	$61,710,638
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$10.24	$10.36	$9.69	N/A
	($58,716,893 ÷ 5,733,893 shares)	($43,091,744 ÷ 4,160,708 shares)	($8,430,339 ÷ 870,403 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$10.24	$10.35	$9.68	N/A
	($41,045 ÷ 4,008 shares)	($109,055 ÷ 10,533 shares)	($111,852 ÷ 11,551 shares)
Portfolio Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	$10.22
				($61,710,638 ÷ 6,039,965 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2016 (unaudited)

	TDAM 5- to 10-Year Corporate Bond Portfolio	Epoch U.S. Equity Shareholder Yield Fund	Epoch U.S. Large Cap Core Equity Fund	Epoch Global Equity Shareholder Yield Fund
ASSETS
Cost of investments (Note 2)	$46,035,444	$2,783,949	$3,187,164	$9,730,432
Investments in securities, at value	$47,355,900	$3,463,721	$3,683,676	$10,154,200
Repurchase agreements, at value (Note 2)	425,000	—	—	—
TOTAL INVESTMENTS	47,780,900	3,463,721	3,683,676	10,154,200
Cash	851	70,287	88,870	510,445
Foreign currency, at value (Cost $0, $0, $0 and $23,107)	—	—	—	23,307
Receivable for investment securities sold	1,119,389	—	36,116	29,963
Interest and dividends receivable	398,750	6,132	1,169	19,245
Due from Investment Manager (Note 3)	16,667	12,341	12,122	12,173
Receivable for capital shares sold	10,677	125	—	43,632
Unrealized appreciation on foreign currency spot contracts	—	—	—	254
Tax reclaim receivable	—	775	399	21,771
Prepaid expenses	8,131	10,612	10,702	10,668
TOTAL ASSETS	49,335,365	3,563,993	3,833,054	10,825,658
LIABILITIES
Payable for securities purchased	1,085,728	—	30,501	118,277
Dividends payable to shareholders	96,956	—	—	—
Payable for capital shares redeemed	500	25	—	1,271
Transfer agent fees payable	12,621	12,507	31	84
Payable for Directors’ fees (Note 4)	1,840	1,840	1,840	1,840
Other accrued expenses	37,238	20,690	34,735	44,995
TOTAL LIABILITIES	1,234,883	35,062	67,107	166,467
NET ASSETS	$48,100,482	$3,528,931	$3,765,947	$10,659,191
Net assets consist of:
Paid-in-capital ($0.0001 par value; 0.4 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$46,138,571	$2,884,692	$3,304,738	$10,596,772
Undistributed (Distributions in excess of) net investment income	(9,029)	6,160	(819)	139,543
Accumulated net realized gains (losses) from investment transactions and distribution of realized gain from investment companies	225,484	(41,693)	(34,484)	(498,980)
Net unrealized appreciation on investments	1,745,456	679,772	496,512	423,768
Net unrealized depreciation on forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	—	—	—	(1,912)
Net assets	$48,100,482	$3,528,931	$3,765,947	$10,659,191
Institutional Class net asset value, redemption price and offering price per share (Note 2)	N/A	$13.44	$12.69	$11.30
		($3,366,521 ÷ 250,577 shares)	($3,604,356 ÷ 284,057 shares)	($10,524,430 ÷ 931,305 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	N/A	$13.43	$12.69	$11.30
		($162,410 ÷ 12,096 shares)	($161,591 ÷ 12,730 shares)	($134,761 ÷ 11,927 shares)
Portfolio Class net asset value, redemption price and offering price per share (Note 2)	$10.74	N/A	N/A	N/A
	($48,100,482 ÷ 4,477,263 shares)

Please see accompanying notes to financial statements.

Statements of Assets and Liabilities

July 31, 2016 (unaudited)

	TDAM Global Low Volatility Equity Fund	Epoch Global All Cap Fund	TDAM Target Return Fund	Epoch U.S. Small- Mid Cap Equity Fund
ASSETS
Cost of investments (Note 2)	$14,180,313	$3,580,054	$3,074,473	$97,772,977
Investments in securities, at value	$15,879,588	$3,865,569	$2,835,563	$102,224,503
Cash	392,576	22,024	211,642	1,265,383
Foreign currency, at value (Cost $46,881, $35,047, $827 and $0)	46,755	34,445	885	—
Receivable for investment securities sold	72,109	106,432	27,727	845,238
Receivable for capital shares sold	43,953	—	—	31,837
Interest and dividends receivable	35,785	4,295	19,989	46,013
Tax reclaim receivable	17,711	17,393	—	—
Due from Investment Manager (Note 3)	10,706	13,113	14,341	—
Unrealized appreciation on foreign currency spot contracts	1,543	—	—	—
Unrealized appreciation on forward foreign currency contracts	130	—	—	—
Prepaid expenses	10,901	10,707	10,668	16,542
TOTAL ASSETS	16,511,757	4,073,978	3,120,815	104,429,516
LIABILITIES
Payable for securities purchased	230,694	43,049	—	1,105,269
Unrealized depreciation on forward foreign currency contracts	127,436	—	3,932	—
Payable for capital shares redeemed	2,675	—	—	56,949
Payable to Investment Manager (Note 3)	—	—	—	62,577
Transfer agent fees payable	134	34	26	862
Payable for Directors’ fees (Note 4)	1,840	1,840	1,840	1,840
Other accrued expenses	75,773	50,644	37,659	58,119
TOTAL LIABILITIES	438,552	95,567	43,457	1,285,616
NET ASSETS	$16,073,205	$3,978,411	$3,077,358	$103,143,900
Net assets consist of:
Paid-in-capital ($0.0001 par value; 1.2 billion, 1.2 billion, 1.2 billion and 1.2 billion shares authorized, respectively)	$14,694,913	$3,952,091	$3,471,535	$101,326,143
Undistributed (Distributions in excess of) net investment income	437,919	16,431	85,485	(356,169)
Accumulated net realized losses from investment transactions and distribution of realized gain from investment companies	(630,349)	(273,416)	(236,870)	(2,277,600)
Net unrealized appreciation (depreciation) on investments	1,699,275	285,515	(238,910)	4,451,526
Net unrealized depreciation on forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	(128,553)	(2,210)	(3,882)	—
Net assets	$16,073,205	$3,978,411	$3,077,358	$103,143,900
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$11.24	$10.16	$9.53	$11.49
	($15,881,854 ÷ 1,413,045 shares)	($3,856,655 ÷ 379,611 shares)	($3,034,382 ÷ 318,275 shares)	($103,011,193 ÷ 8,968,712 shares)
Advisor Class net asset value, redemption price and offering price per share (Note 2)	$11.24	$10.15	$9.55	$11.49
	($191,351 ÷ 17,027 shares)	($121,756 ÷ 11,994 shares)	($42,976 ÷ 4,500 shares)	($132,707 ÷ 11,555 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended July 31, 2016 (unaudited)

	TDAM Short-Term Bond Fund	TDAM Core Bond Fund	TDAM High Yield Bond Fund	TDAM 1- to 5-Year Corporate Bond Portfolio
INVESTMENT INCOME
Interest Income	$455,829	$419,216	$213,176	$501,786
Dividend Income	—	19,358	—	—
	455,829	438,574	213,176	501,786
EXPENSES
Investment management fees (Note 3)	70,708	81,294	22,251	—
Directors’ fees (Note 4)	11,757	11,757	11,757	11,757
Administration fees (Note 3)	—	10,162	2,023	—
Distribution fees – Advisor Class (Note 3)	51	133	131	—
Professional fees	44,653	39,151	28,623	41,501
Transfer agent fees	32,558	33,487	28,733	29,812
Registration fees	10,249	10,051	10,073	8,035
Custody fees	7,477	6,926	2,568	6,029
Pricing fees	6,278	5,343	10,147	3,537
Shareholder reports and mailing	6,177	6,174	3,088	3,087
Other expenses	4,925	4,245	3,785	3,983
TOTAL EXPENSES	194,833	208,723	123,179	107,741
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(73,165)	(96,798)	(92,700)	(107,741)
Waiver of distribution fees – Advisor Class (Note 3)	(51)	(132)	(129)	—
Waiver of administration fees (Note 3)	—	(10,162)	(2,023)	—
NET EXPENSES	121,617	101,631	28,327	—
NET INVESTMENT INCOME	334,212	336,943	184,849	501,786
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	51,785	450,994	(26,252)	129,153
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments	466,826	1,017,384	670,451	874,415
NET REALIZED AND UNREALIZED GAIN	518,611	1,468,378	644,199	1,003,568
NET INCREASE IN NET ASSETS FROM OPERATIONS	$852,823	$1,805,321	$829,048	$1,505,354

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended July 31, 2016 (unaudited)

	TDAM 5- to 10-Year Corporate Bond Portfolio	Epoch U.S. Equity Shareholder Yield Fund	Epoch U.S. Large Cap Core Equity Fund	Epoch Global Equity Shareholder Yield Fund
INVESTMENT INCOME
Interest Income	$602,077	$—	$—	$—
Dividend Income (net of withholding tax of $0, $681, $0 and $13,392)	—	61,758	35,568	180,678
	602,077	61,758	35,568	180,678
EXPENSES
Investment management fees (Note 3)	—	11,011	11,441	31,747
Directors’ fees (Note 4)	11,757	11,757	11,757	11,757
Administration fees (Note 3)	—	847	880	1,984
Distribution fees – Advisor Class (Note 3)	—	193	197	162
Professional fees	37,242	26,461	26,498	27,722
Transfer agent fees	29,329	29,210	28,682	28,904
Registration fees	7,694	10,056	10,076	10,074
Custody fees	5,418	2,435	3,738	21,697
Pricing fees	3,388	362	221	9,145
Shareholder reports and mailing	3,086	3,982	3,187	3,982
Other expenses	3,809	3,652	3,665	4,378
TOTAL EXPENSES	101,723	99,966	100,342	151,552
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(101,723)	(85,375)	(85,183)	(109,724)
Waiver of distribution fees – Advisor Class (Note 3)	—	(179)	(153)	(145)
Waiver of administration fees (Note 3)	—	(847)	(880)	(1,984)
NET EXPENSES	—	13,565	14,126	39,699
NET INVESTMENT INCOME	602,077	48,193	21,442	140,979
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	248,396	52,466	(15,710)	(115,678)
Foreign currency	—	—	—	(1,066)
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments	2,122,020	392,729	420,713	855,505
Translation of other assets and liabilities denominated in foreign currencies	—	—	—	426
NET REALIZED AND UNREALIZED GAIN	2,370,416	445,195	405,003	739,187
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,972,493	$493,388	$426,445	$880,166

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended July 31, 2016 (unaudited)

	TDAM Global Low Volatility Equity Fund	Epoch Global All Cap Fund	TDAM Target Return Fund	Epoch U.S. Small- Mid Cap Equity Fund
INVESTMENT INCOME
Interest Income	$—	$—	$65,326	$—
Dividend Income (net of withholding tax of $23,917, $1,918, $0 and $2,680)	237,628	38,221	22,629	787,639
	237,628	38,221	87,955	787,639
EXPENSES
Investment management fees (Note 3)	50,674	15,445	11,173	393,501
Directors’ fees (Note 4)	11,757	11,757	11,757	11,757
Administration fees (Note 3)	3,620	965	1,016	24,593
Distribution fees – Advisor Class (Note 3)	155	145	50	153
Professional fees	30,583	26,684	27,452	63,020
Transfer agent fees	29,231	28,700	27,461	35,205
Custody fees	22,729	1,785	6,403	6,300
Pricing fees	19,439	5,852	8,013	428
Registration fees	10,208	15,531	10,079	10,618
Shareholder reports and mailing	3,197	3,187	1,595	3,989
Other expenses	4,751	4,420	3,698	4,986
TOTAL EXPENSES	186,344	114,471	108,697	554,550
Less:
Waiver of investment manager fees/reimbursed expenses (Note 3)	(117,416)	(94,055)	(93,413)	(37,921)
Waiver of distribution fees – Advisor Class (Note 3)	(155)	(144)	(35)	(143)
Waiver of administration fees (Note 3)	(3,620)	(965)	(1,016)	(24,593)
NET EXPENSES	65,153	19,307	14,233	491,893
NET INVESTMENT INCOME	172,475	18,914	73,722	295,746
NET REALIZED GAIN (LOSS) FROM:
Investment transactions	228	(123,777)	(133,372)	(319,204)
Forward foreign currency exchange contracts	(260,313)	—	(49,667)	—
Foreign currency	(1,313)	663	27,913	—
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	1,791,448	388,418	515,318	17,777,239
Forward foreign currency exchange contracts	(117,240)	—	1,051	—
Translation of other assets and liabilities denominated in foreign currencies	1,093	124	(6,052)	—
NET REALIZED AND UNREALIZED GAIN	1,413,903	265,428	355,191	17,458,035
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,586,378	$284,342	$428,913	$17,753,781

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Bond Fund		TDAM Core Bond Fund		TDAM High Yield Bond Fund
	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016
OPERATIONS:
Net investment income	$334,212	$592,582	$336,943	$596,447	$184,849	$439,674
Net realized gain (loss) from investment transactions	51,785	6,860	450,994	(213,308)	(26,252)	(136,354)
Net change in unrealized appreciation (depreciation) on investments	466,826	(551,703)	1,017,384	(632,058)	670,451	(725,061)
Net increase (decrease) in net assets from operations	852,823	47,739	1,805,321	(248,919)	829,048	(421,741)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(344,322)	(618,590)	(376,352)	(658,665)	(182,497)	(433,088)
Advisor Class	(247)	(404)	(982)	(1,713)	(2,396)	(5,094)
Total dividends and distributions to shareholders	(344,569)	(618,994)	(377,334)	(660,378)	(184,893)	(438,182)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	10,602,764	10,389,191	6,909,355	20,698,842	88,504	307,582
Shares issued in reinvestment of dividends	36,404	48,526	81,673	98,186	157,239	372,187
Payments for shares redeemed	(5,087,910)	(23,504,656)	(4,629,000)	(17,193,727)	(99,355)	(3,176,745)
Net increase (decrease) in net assets from Institutional Class shares	5,551,258	(13,066,939)	2,362,028	3,603,301	146,388	(2,496,976)
Advisor Class:
Proceeds from shares sold	—	—	—	400	1,812	15,329
Shares issued in reinvestment of dividends	210	344	834	1,458	2,038	4,348
Payments for shares redeemed	—	—	—	(203)	(501)	(15,124)
Net increase in net assets from Advisor Class shares	210	344	834	1,655	3,349	4,553
Net increase (decrease) in net assets from capital share transactions	5,551,468	(13,066,595)	2,362,862	3,604,956	149,737	(2,492,423)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,059,722	(13,637,850)	3,790,849	2,695,659	793,892	(3,352,346)
NET ASSETS:
Beginning of period	52,698,216	66,336,066	39,409,950	36,714,291	7,748,299	11,100,645
End of period	$58,757,938	$52,698,216	$43,200,799	$39,409,950	$8,542,191	$7,748,299
Undistributed (Distributions in excess of) net investment income, end of period	$(3,202)	$7,155	$(31,972)	$8,419	$929	$973
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	1,041,190	1,018,704	678,969	2,046,088	9,376	31,982
Shares issued in reinvestment of dividends	3,566	4,766	7,998	9,799	16,756	38,963
Shares redeemed	(499,216)	(2,308,053)	(456,522)	(1,699,778)	(10,391)	(330,007)
Net increase (decrease) in Institutional Class shares	545,540	(1,284,583)	230,445	356,109	15,741	(259,062)
Advisor Class:
Shares sold	—	—	—	39	189	1,678
Shares issued in reinvestment of dividends	20	34	82	146	217	458
Shares redeemed	—	—	—	(20)	(52)	(1,689)
Net increase in Advisor Class shares	20	34	82	165	354	447
Net increase (decrease) in shares	545,560	(1,284,549)	230,527	356,274	16,095	(258,615)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM 1- to 5-Year Corporate Bond Portfolio		TDAM 5- to 10-Year Corporate Bond Portfolio
	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016
OPERATIONS:
Net investment income	$501,786	$376,255	$602,077	$589,748
Net realized gain from investment transactions	129,153	20,623	248,396	162,513
Net change in unrealized appreciation (depreciation) on investments	874,415	(233,918)	2,122,020	(783,965)
Net increase (decrease) in net assets from operations	1,505,354	162,960	2,972,493	(31,704)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(505,129)	(378,284)	(600,943)	(586,808)
From net realized gains	—	(2,638)	—	(14,560)
Total dividends and distributions to shareholders	(505,129)	(380,922)	(600,943)	(601,368)
CAPITAL SHARE TRANSACTIONS:
Portfolio Class:
Proceeds from shares sold	23,702,498	38,730,167	13,435,171	33,171,561
Shares issued in reinvestment of dividends	105,365	108,038	41,484	71,574
Payments for shares redeemed	(5,982,239)	(11,274,504)	(4,995,437)	(7,799,634)
Net increase in net assets from capital share transactions	17,825,624	27,563,701	8,481,218	25,443,501
TOTAL INCREASE IN NET ASSETS	18,825,849	27,345,739	10,852,768	24,810,429
NET ASSETS:
Beginning of period	42,884,789	15,539,050	37,247,714	12,437,285
End of period	$61,710,638	$42,884,789	$48,100,482	$37,247,714
Undistributed (Distributions in excess of) net investment income, end of period	$(3,236)	$107	$(9,029)	$(10,163)
SHARE TRANSACTIONS:
Portfolio Class:
Shares sold	2,341,750	3,846,723	1,275,394	3,234,460
Shares issued in reinvestment of dividends	10,387	10,742	3,947	6,952
Shares redeemed	(588,050)	(1,115,055)	(474,214)	(746,076)
Net increase in shares	1,764,087	2,742,410	805,127	2,495,336

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	Epoch U.S. Equity Shareholder Yield Fund		Epoch U.S. Large Cap Core Equity Fund		Epoch Global Equity Shareholder Yield Fund
	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016
OPERATIONS:
Net investment income	$48,193	$92,901	$21,442	$50,253	$140,979	$235,388
Net realized gain (loss) from investment transactions and foreign currency	52,466	942,379	(15,710)	1,367,007	(116,744)	302,197
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	392,729	(973,832)	420,713	(1,360,555)	855,931	(866,459)
Net increase (decrease) in net assets from operations	493,388	61,448	426,445	56,705	880,166	(328,874)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(39,302)	(90,413)	(21,306)	(49,516)	—	(228,692)
Advisor Class	(1,913)	(2,818)	(952)	(1,865)	—	(4,581)
From net realized gains
Institutional Class	—	(126,807)	—	(151,783)	—	(69,301)
Advisor Class	—	(4,409)	—	(6,779)	—	(887)
Total dividends and distributions to shareholders	(41,215)	(224,447)	(22,258)	(209,943)	—	(303,461)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	651,863	250,093	597,932	4,713,661	3,449,432
Shares issued in reinvestment of dividends	35,005	204,522	19,401	193,818	—	297,491
Payments for shares redeemed	(254,611)	(4,814,817)	(37,567)	(5,097,564)	(1,313,443)	(8,517,993)
Net increase (decrease) in net assets from Institutional Class shares	(219,606)	(3,958,432)	231,927	(4,305,814)	3,400,218	(4,771,070)
Advisor Class:
Proceeds from shares sold	25,367	5,500	425	28,195	2,000	9,250
Shares issued in reinvestment of dividends	1,655	6,792	833	8,335	—	4,812
Payments for shares redeemed	(20,699)	—	(8,435)	—	(5,004)	—
Net increase (decrease) in net assets from Advisor Class shares	6,323	12,292	(7,177)	36,530	(3,004)	14,062
Net increase (decrease) in net assets from capital share transactions	(213,283)	(3,946,140)	224,750	(4,269,284)	3,397,214	(4,757,008)
TOTAL INCREASE (DECREASE) IN NET ASSETS	238,890	(4,109,139)	628,937	(4,422,522)	4,277,380	(5,389,343)
NET ASSETS:
Beginning of period	3,290,041	7,399,180	3,137,010	7,559,532	6,381,811	11,771,154
End of period	$3,528,931	$3,290,041	$3,765,947	$3,137,010	$10,659,191	$6,381,811
Undistributed (Distributions in excess of) net investment income, end of period	$6,160	$(818)	$(819)	$(3)	$139,543	$(1,436)
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	—	52,323	22,221	46,986	434,288	314,349
Shares issued in reinvestment of dividends	2,697	16,823	1,602	15,529	—	28,414
Shares redeemed	(20,012)	(378,533)	(3,099)	(380,201)	(122,085)	(750,182)
Net increase (decrease) in Institutional Class shares	(17,315)	(309,387)	20,724	(317,686)	312,203	(407,419)
Advisor Class:
Shares sold	1,970	429	35	2,127	189	837
Shares issued in reinvestment of dividends	127	566	69	676	—	462
Shares redeemed	(1,545)	—	(678)	—	(462)	—
Net increase (decrease) in Advisor Class shares	552	995	(574)	2,803	(273)	1,299
Net increase (decrease) in shares	(16,763)	(308,392)	20,150	(314,883)	311,930	(406,120)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Global Low Volatility Equity Fund		Epoch Global All Cap Fund
	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016
OPERATIONS:
Net investment income	$172,475	$274,683	$18,914	$99,220
Net realized gain (loss) from investment transactions, forward foreign currency exchange contracts and foreign currency	(261,398)	430,783	(123,114)	1,836,816
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	1,675,301	(811,758)	388,542	(1,502,558)
Net increase (decrease) in net assets from operations	1,586,378	(106,292)	284,342	433,478
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(1,010,340)	—	(89,309)
Advisor Class	—	(9,152)	—	(2,778)
From net realized gains
Institutional Class	—	(10,676)	—	(550,434)
Advisor Class	—	(92)	—	(12,694)
Total dividends and distributions to shareholders	—	(1,030,260)	—	(655,215)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	2,612,996	7,481,550	38,530	244,130
Shares issued in reinvestment of dividends	—	941,176	—	628,553
Payments for shares redeemed	(1,938,416)	(6,597,884)	(106,095)	(13,670,103)
Net increase (decrease) in net assets from Institutional Class shares	674,580	1,824,842	(67,565)	(12,797,420)
Advisor Class:
Proceeds from shares sold	60,992	62	—	399
Shares issued in reinvestment of dividends	—	7,872	—	14,997
Net increase in net assets from Advisor Class shares	60,992	7,934	—	15,396
Net increase (decrease) in net assets from capital share transactions	735,572	1,832,776	(67,565)	(12,782,024)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,321,950	696,224	216,777	(13,003,761)
NET ASSETS:
Beginning of period	13,751,255	13,055,031	3,761,634	16,765,395
End of period	$16,073,205	$13,751,255	$3,978,411	$3,761,634
Undistributed (Distributions in excess of) net investment income, end of period	$437,919	$265,444	$16,431	$(2,483)
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	244,501	678,718	4,215	21,110
Shares issued in reinvestment of dividends	—	91,931	—	58,702
Shares redeemed	(180,856)	(584,518)	(10,552)	(1,121,835)
Net increase (decrease) in Institutional Class shares	63,645	186,131	(6,337)	(1,042,023)
Advisor Class:
Shares sold	5,417	6	—	33
Shares issued in reinvestment of dividends	—	769	—	1,450
Net increase in Advisor Class shares	5,417	775	—	1,483
Net increase (decrease) in shares	69,062	186,906	(6,337)	(1,040,540)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Target Return Fund		Epoch U.S. Small-Mid Cap Equity Fund
	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016	Six-Month Period ended July 31, 2016 (unaudited)	Year ended January 31, 2016
OPERATIONS:
Net investment income	$73,722	$202,299	$295,746	$1,101,890
Net realized gain (loss) from investment transactions, forward foreign currency exchange contracts and foreign currency	(155,126)	67,479	(319,204)	1,902,207
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and translation of other assets and liabilities denominated in foreign currencies	510,317	(584,795)	17,777,239	(12,813,709)
Net increase (decrease) in net assets from operations	428,913	(315,017)	17,753,781	(9,809,612)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(39,868)	(283,031)	(651,135)	(769,712)
Advisor Class	(509)	(5,947)	(780)	(945)
From net realized gains
Institutional Class	—	(72,391)	—	(3,187,526)
Advisor Class	—	(489)	—	(3,952)
Total dividends and distributions to shareholders	(40,377)	(361,858)	(651,915)	(3,962,135)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	6,511	1,831,240	8,794,975	68,122,004
Shares issued in reinvestment of dividends	39,868	355,422	10,301	61,916
Payments for shares redeemed	(2,854,950)	(1,462,168)	(11,477,366)	(25,043,218)
Net increase (decrease) in net assets from Institutional Class shares	(2,808,571)	724,494	(2,672,090)	43,140,702
Advisor Class:
Proceeds from shares sold	726	40,060	225	6,786
Shares issued in reinvestment of dividends	435	6,288	669	4,245
Payments for shares redeemed	—	(240,539)	(708)	(40)
Net increase (decrease) in net assets from Advisor Class shares	1,161	(194,191)	186	10,991
Net increase (decrease) in net assets from capital share transactions	(2,807,410)	530,303	(2,671,904)	43,151,693
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,418,874)	(146,572)	14,429,962	29,379,946
NET ASSETS:
Beginning of period	5,496,232	5,642,804	88,713,938	59,333,992
End of period	$3,077,358	$5,496,232	$103,143,900	$88,713,938
Undistributed (Distributions in excess of) net investment income, end of period	$85,485	$52,140	$(356,169)	$—
SHARE TRANSACTIONS:
Institutional Class:
Shares sold	720	187,913	898,723	5,907,993
Shares issued in reinvestment of dividends	4,300	38,934	961	5,714
Shares redeemed	(312,257)	(154,043)	(1,070,534)	(2,148,846)
Net increase (decrease) in Institutional Class shares	(307,237)	72,804	(170,850)	3,764,861
Advisor Class:
Shares sold	80	4,230	21	593
Shares issued in reinvestment of dividends	47	669	63	396
Shares redeemed	—	(25,481)	(65)	(4)
Net increase (decrease) in Advisor Class shares	127	(20,582)	19	985
Net increase (decrease) in shares	(307,110)	52,222	(170,831)	3,765,846

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31 or October 31,
For a Share Outstanding Throughout the Period

	Institutional Class
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014^	October 31, 2013	October 31, 2012	October 31, 2011
TDAM Short-Term Bond Fund
Net asset value, beginning of period	$10.15	$10.24	$10.24	$10.22	$10.29	$10.24	$10.32
Net investment income(1)	0.060	0.097	0.072	0.017	0.091	0.107	0.098
Net realized and unrealized gain (loss) on investments	0.092	(0.085)	0.011	0.025	(0.060)	0.073	(0.012)
Total from operations	0.152	0.012	0.083	0.042	0.031	0.180	0.086
Dividends from net investment income	(0.062)	(0.102)	(0.083)	(0.022)	(0.091)	(0.107)	(0.117)
Distributions from net realized gains	—	—	—	—	(0.011)	(0.023)	(0.049)
Total dividends and distributions	(0.062)	(0.102)	(0.083)	(0.022)	(0.102)	(0.130)	(0.166)
Net asset value, end of period	$10.24	$10.15	$10.24	$10.24	$10.22	$10.29	$10.24
Total investment return†	1.50%	0.12%	0.81%	0.41%	0.31%	1.77%	0.85%
Net assets end of period (000)	$58,717	$52,658	$66,296	$65,850	$65,400	$69,734	$67,604
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%	0.43%‡	0.43%	0.43%	0.43%
Ratio of total expenses to average net assets	0.69%‡	0.68%	0.68%	0.55%‡	0.52%	0.56%	0.48%
Ratio of net investment income to average net assets	1.18%‡	0.95%	0.70%	0.66%‡	0.55%	0.74%	0.96%
Portfolio turnover rate	61%	116%	120%	15%	111%	176%	75%

	Advisor Class(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014^	October 31, 2013
TDAM Short-Term Bond Fund
Net asset value, beginning of period	$10.15	$10.24	$10.24	$10.23	$10.24
Net investment income(1)	0.060	0.098	0.072	0.017	0.039
Net realized and unrealized gain (loss) on investments	0.092	(0.086)	0.011	0.015	(0.010)
Total from operations	0.152	0.012	0.083	0.032	0.029
Dividends from net investment income	(0.062)	(0.102)	(0.083)	(0.022)	(0.039)
Distributions from net realized gains	—	—	—	—	—
Total dividends and distributions	(0.062)	(0.102)	(0.083)	(0.022)	(0.039)
Net asset value, end of period	$10.24	$10.15	$10.24	$10.24	$10.23
Total investment return†	1.50%	0.12%	0.81%	0.31%	0.28%
Net assets end of period (000)	$41	$40	$40	$40	$40
Ratio of net expenses to average net assets	0.43%‡	0.43%	0.43%	0.43%‡	0.43%‡
Ratio of total expenses to average net assets	0.94%‡	0.94%	0.93%	0.80%‡	0.66%‡
Ratio of net investment income to average net assets	1.18%‡	0.96%	0.70%	0.66%‡	0.14%‡
Portfolio turnover rate	61%	116%	120%	15%	111%

^	For the three-month period ended January 31, 2014. Effective November 1, 2013, the TDAM Short-Term Bond Fund changed its fiscal year from October 31 to January 31.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Advisor Class shares commenced operations on May 30, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM Core Bond Fund
Net asset value, beginning of period	$10.00	$10.24	$9.81	$10.00
Net investment income(1)	0.084	0.148	0.158	0.107
Net realized and unrealized gain (loss) on investments	0.370	(0.223)	0.450	(0.148)
Total from operations	0.454	(0.075)	0.608	(0.041)
Dividends from net investment income	(0.094)	(0.165)	(0.178)	(0.149)
Distributions from net realized gains	—	—	—	—
Total dividends and distributions	(0.094)	(0.165)	(0.178)	(0.149)
Net asset value, end of period	$10.36	$10.00	$10.24	$9.81
Total investment return†	4.56%	(0.72)%	6.26%	(0.40)%
Net assets end of period (000)	$43,092	$39,305	$36,609	$10,527
Ratio of net expenses to average net assets	0.50%‡	0.50%	0.50%	0.50%‡
Ratio of total expenses to average net assets	1.03%‡	0.97%	2.12%	2.39%‡
Ratio of net investment income to average net assets	1.66%‡	1.48%	1.58%	1.25%‡
Portfolio turnover rate	55%	102%	62%	40%

	Advisor Class(3)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM Core Bond Fund
Net asset value, beginning of period	$10.00	$10.24	$9.81	$10.00
Net investment income(1)	0.084	0.149	0.163	0.107
Net realized and unrealized gain (loss) on investments	0.360	(0.224)	0.445	(0.148)
Total from operations	0.444	(0.075)	0.608	(0.041)
Dividends from net investment income	(0.094)	(0.165)	(0.178)	(0.149)
Distributions from net realized gains	—	—	—	—
Total dividends and distributions	(0.094)	(0.165)	(0.178)	(0.149)
Net asset value, end of period	$10.35	$10.00	$10.24	$9.81
Total investment return†	4.46%	(0.72)%	6.26%	(0.40)%
Net assets end of period (000)	$109	$105	$105	$99
Ratio of net expenses to average net assets	0.50%‡	0.50%	0.50%	0.50%‡
Ratio of total expenses to average net assets	1.28%‡	1.22%	2.37%	2.64%‡
Ratio of net investment income to average net assets	1.66%‡	1.49%	1.64%	1.25%‡
Portfolio turnover rate	55%	102%	62%	40%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM High Yield Bond Fund
Net asset value, beginning of period	$8.95	$9.87	$9.97	$10.00
Net investment income(1)	0.212	0.446	0.451	0.397
Net realized and unrealized gain (loss) on investments	0.740	(0.912)	(0.105)	(0.027)
Total from operations	0.952	(0.466)	0.346	0.370
Dividends from net investment income	(0.212)	(0.454)	(0.446)	(0.400)
Distributions from net realized gains	—	—	—	—
Total dividends and distributions	(0.212)	(0.454)	(0.446)	(0.400)
Net asset value, end of period	$9.69	$8.95	$9.87	$9.97
Total investment return†	10.73%	(4.90)%	3.50%	3.81%
Net assets end of period (000)	$8,430	$7,648	$10,995	$10,457
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%	0.70%‡
Ratio of total expenses to average net assets	3.04%‡	2.68%	2.40%	2.45%‡
Ratio of net investment income to average net assets	4.57%‡	4.63%	4.50%	4.61%‡
Portfolio turnover rate	13%	38%	23%	17%

	Advisor Class(3)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM High Yield Bond Fund
Net asset value, beginning of period	$8.95	$9.87	$9.97	$10.00
Net investment income(1)	0.212	0.446	0.451	0.397
Net realized and unrealized gain (loss) on investments	0.730	(0.912)	(0.105)	(0.027)
Total from operations	0.942	(0.466)	0.346	0.370
Dividends from net investment income	(0.212)	(0.454)	(0.446)	(0.400)
Distributions from net realized gains	—	—	—	—
Total dividends and distributions	(0.212)	(0.454)	(0.446)	(0.400)
Net asset value, end of period	$9.68	$8.95	$9.87	$9.97
Total investment return†	10.62%	(4.90)%	3.50%	3.81%
Net assets end of period (000)	$112	$100	$106	$103
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%	0.70%‡
Ratio of total expenses to average net assets	3.29%‡	3.00%	2.65%	2.70%‡
Ratio of net investment income to average net assets	4.56%‡	4.67%	4.50%	4.61%‡
Portfolio turnover rate	13%	38%	23%	17%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	TDAM 1- to 5-Year Corporate Bond Portfolio(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM 1- to 5-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.03	$10.13	$10.10	$10.00
Net investment income(1)	0.092	0.158	0.140	0.057
Net realized and unrealized gain (loss) on investments	0.189	(0.117)	0.060	0.115
Total from operations	0.281	0.041	0.200	0.172
Dividends from net investment income	(0.091)	(0.140)	(0.137)	(0.061)
Distributions from net realized gains	—	(0.001)	(0.033)	(0.011)
Total dividends and distributions	(0.091)	(0.141)	(0.170)	(0.072)
Net asset value, end of period	$10.22	$10.03	$10.13	$10.10
Total investment return†	2.81%	0.41%	2.00%	1.72%
Net assets end of period (000)	$61,711	$42,885	$15,539	$5,684
Ratio of net expenses to average net assets	— %‡	—%	—%	— %‡
Ratio of total expenses to average net assets	0.39%‡	0.83%	1.76%	4.07%‡
Ratio of net investment income to average net assets	1.83%‡	1.57%	1.38%	1.45%‡
Portfolio turnover rate	47%	72%	70%	58%

	TDAM 5- to 10-Year Corporate Bond Portfolio(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM 5- to 10-Year Corporate Bond Portfolio
Net asset value, beginning of period	$10.14	$10.57	$10.23	$10.00
Net investment income(1)	0.151	0.287	0.302	0.115
Net realized and unrealized gain (loss) on investments	0.598	(0.444)	0.472	0.297
Total from operations	0.749	(0.157)	0.774	0.412
Dividends from net investment income	(0.149)	(0.268)	(0.300)	(0.131)
Distributions from net realized gains	—	(0.005)	(0.134)	(0.051)
Total dividends and distributions	(0.149)	(0.273)	(0.434)	(0.182)
Net asset value, end of period	$10.74	$10.14	$10.57	$10.23
Total investment return†	7.43%	(1.49)%	7.73%	4.15%
Net assets end of period (000)	$48,100	$37,248	$12,437	$5,191
Ratio of net expenses to average net assets	— %‡	—%	—%	— %‡
Ratio of total expenses to average net assets	0.49%‡	0.93%	2.37%	4.07%‡
Ratio of net investment income to average net assets	2.90%‡	2.80%	2.91%	2.91%‡
Portfolio turnover rate	33%	70%	72%	68%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Commenced operations on September 12, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$11.77	$12.59	$11.29	$10.00
Net investment income(1)	0.179	0.276	0.324	0.224
Net realized and unrealized gain (loss) on investments	1.647	(0.447)	1.493	1.285
Total from operations	1.826	(0.171)	1.817	1.509
Dividends from net investment income	(0.156)	(0.255)	(0.305)	(0.199)
Distributions from net realized gains	—	(0.394)	(0.212)	(0.020)
Total dividends and distributions	(0.156)	(0.649)	(0.517)	(0.219)
Net asset value, end of period	$13.44	$11.77	$12.59	$11.29
Total investment return†	15.56%	(1.36)%	16.25%	15.18%
Net assets end of period (000)	$3,367	$3,154	$7,266	$5,628
Ratio of net expenses to average net assets	0.80%‡	0.80%	0.80%	0.80%‡
Ratio of total expenses to average net assets	5.89%‡	5.05%	3.50%	3.54%‡
Ratio of net investment income to average net assets	2.85%‡	2.23%	2.64%	2.37%‡
Portfolio turnover rate	4%	19%	11%	9%

	Advisor Class(3)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Equity Shareholder Yield Fund
Net asset value, beginning of period	$11.77	$12.59	$11.29	$10.00
Net investment income(1)	0.177	0.259	0.324	0.224
Net realized and unrealized gain (loss) on investments	1.638	(0.430)	1.493	1.285
Total from operations	1.815	(0.171)	1.817	1.509
Dividends from net investment income	(0.155)	(0.255)	(0.305)	(0.199)
Distributions from net realized gains	—	(0.394)	(0.212)	(0.020)
Total dividends and distributions	(0.155)	(0.649)	(0.517)	(0.219)
Net asset value, end of period	$13.43	$11.77	$12.59	$11.29
Total investment return†	15.47%	(1.36)%	16.25%	15.18%
Net assets end of period (000)	$162	$136	$133	$115
Ratio of net expenses to average net assets	0.82%‡	0.81%	0.80%	0.80%‡
Ratio of total expenses to average net assets	6.13%‡	5.84%	3.74%	3.79%‡
Ratio of net investment income to average net assets	2.81%‡	2.10%	2.64%	2.37%‡
Portfolio turnover rate	4%	19%	11%	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016	January 31, 2016		January 31, 2015	January 31, 2014
Epoch U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$11.34	$12.78		$11.65	$10.00
Net investment income(1)	0.073	0.158		0.146	0.097
Net realized and unrealized gain (loss) on investments	1.352	(0.908	)(4)	1.550	1.677
Total from operations	1.425	(0.750)		1.696	1.774
Dividends from net investment income	(0.075)	(0.154)		(0.146)	(0.094)
Distributions from net realized gains	—	(0.536)		(0.420)	(0.030)
Total dividends and distributions	(0.075)	(0.690)		(0.566)	(0.124)
Net asset value, end of period	$12.69	$11.34		$12.78	$11.65
Total investment return†	12.60%	(6.24)%		14.60%	17.77%
Net assets end of period (000)	$3,604	$2,986		$7,425	$6,636
Ratio of net expenses to average net assets	0.80%‡	0.80%		0.80%	0.80%‡
Ratio of total expenses to average net assets	5.67%‡	5.03%		3.22%	3.50%‡
Ratio of net investment income to average net assets	1.22%‡	1.21%		1.15%	1.01%‡
Portfolio turnover rate	12%	34%		19%	9%

	Advisor Class(3)
	July 31, 2016	January 31, 2016		January 31, 2015	January 31, 2014
Epoch U.S. Large Cap Core Equity Fund
Net asset value, beginning of period	$11.34	$12.78		$11.65	$10.00
Net investment income(1)	0.070	0.147		0.146	0.097
Net realized and unrealized gain (loss) on investments	1.352	(0.899	)(4)	1.550	1.677
Total from operations	1.422	(0.752)		1.696	1.774
Dividends from net investment income	(0.072)	(0.152)		(0.146)	(0.094)
Distributions from net realized gains	—	(0.536)		(0.420)	(0.030)
Total dividends and distributions	(0.072)	(0.688)		(0.566)	(0.124)
Net asset value, end of period	$12.69	$11.34		$12.78	$11.65
Total investment return†	12.57%	(6.26)%		14.60%	17.77%
Net assets end of period (000)	$162	$151		$134	$118
Ratio of net expenses to average net assets	0.85%‡	0.83%		0.80%	0.80%‡
Ratio of total expenses to average net assets	5.92%‡	6.00%		3.47%	3.77%‡
Ratio of net investment income to average net assets	1.17%‡	1.15%		1.15%	1.01%‡
Portfolio turnover rate	12%	34%		19%	9%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016		January 31, 2016	January 31, 2015	January 31, 2014
Epoch Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$10.11		$11.35	$10.99	$10.00
Net investment income(1)	0.190		0.344	0.461	0.282
Net realized and unrealized gain (loss) on investments	1.000		(1.117)	0.678	1.024
Total from operations	1.190		(0.773)	1.139	1.306
Dividends from net investment income	—		(0.390)	(0.339)	(0.237)
Distributions from net realized gains	—		(0.077)	(0.440)	(0.079)
Total dividends and distributions	—		(0.467)	(0.779)	(0.316)
Net asset value, end of period	$11.30		$10.11	$11.35	$10.99
Total investment return†	11.77%		(6.90)%	10.57%	12.99%
Net assets end of period (000)	$10,524		$6,259	$11,647	$5,908
Ratio of net expenses to average net assets	1.00	%‡	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	3.80	%‡	4.24%	3.61%	4.34%‡
Ratio of net investment income to average net assets	3.54	%‡	3.07%	3.89%	3.00%‡
Portfolio turnover rate	8%		39%	37%	20%

	Advisor Class(3)
	July 31, 2016		January 31, 2016	January 31, 2015	January 31, 2014
Epoch Global Equity Shareholder Yield Fund
Net asset value, beginning of period	$10.11		$11.35	$10.99	$10.00
Net investment income(1)	0.194		0.338	0.495	0.283
Net realized and unrealized gain (loss) on investments	0.996		(1.112)	0.644	1.023
Total from operations	1.190		(0.774)	1.139	1.306
Dividends from net investment income	—		(0.389)	(0.339)	(0.237)
Distributions from net realized gains	—		(0.077)	(0.440)	(0.079)
Total dividends and distributions	—		(0.466)	(0.779)	(0.316)
Net asset value, end of period	$11.30		$10.11	$11.35	$10.99
Total investment return†	11.77%		(6.90)%	10.57%	12.99%
Net assets end of period (000)	$135		$123	$124	$112
Ratio of net expenses to average net assets	1.02	%‡	1.01%	1.00%	1.00%‡
Ratio of total expenses to average net assets	4.09	%‡	4.78%	3.85%	4.58%‡
Ratio of net investment income to average net assets	3.62	%‡	3.03%	4.18%	3.01%‡
Portfolio turnover rate	8%		39%	37%	20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016		January 31, 2016	January 31, 2015	January 31, 2014
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$10.10		$11.12	$10.05	$10.00
Net investment income(1)	0.126		0.224	0.269	0.201
Net realized and unrealized gain (loss) on investments	1.014		(0.392)	1.575	0.073
Total from operations	1.140		(0.168)	1.844	0.274
Dividends from net investment income	—		(0.844)	(0.558)	(0.173)
Distributions from net realized gains	—		(0.008)	(0.216)	(0.051)
Total dividends and distributions	—		(0.852)	(0.774)	(0.224)
Net asset value, end of period	$11.24		$10.10	$11.12	$10.05
Total investment return†	11.29%		(1.61)%	18.57%	2.70%
Net assets end of period (000)	$15,882		$13,634	$12,935	$10,394
Ratio of net expenses to average net assets	0.90	%‡	0.90%	0.90%	0.90%‡
Ratio of total expenses to average net assets	2.57	%‡	2.67%	2.50%	2.85%‡
Ratio of net investment income to average net assets	2.38	%‡	2.02%	2.46%	2.28%‡
Portfolio turnover rate	16%		28%	11%	11%

	Advisor Class(3)
	July 31, 2016		January 31, 2016	January 31, 2015	January 31, 2014
TDAM Global Low Volatility Equity Fund
Net asset value, beginning of period	$10.10		$11.12	$10.05	$10.00
Net investment income(1)	0.126		0.224	0.271	0.202
Net realized and unrealized gain (loss) on investments	1.014		(0.392)	1.573	0.072
Total from operations	1.140		(0.168)	1.844	0.274
Dividends from net investment income	—		(0.844)	(0.558)	(0.173)
Distributions from net realized gains	—		(0.008)	(0.216)	(0.051)
Total dividends and distributions	—		(0.852)	(0.774)	(0.224)
Net asset value, end of period	$11.24		$10.10	$11.12	$10.05
Total investment return†	11.29%		(1.61)%	18.57%	2.70%
Net assets end of period (000)	$191		$117	$120	$102
Ratio of net expenses to average net assets	0.90	%‡	0.90%	0.90%	0.90%‡
Ratio of total expenses to average net assets	2.82	%‡	2.92%	2.75%	3.09%‡
Ratio of net investment income to average net assets	2.39	%‡	2.03%	2.47%	2.28%‡
Portfolio turnover rate	16%		28%	11%	11%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016		January 31, 2016		January 31, 2015	January 31, 2014
Epoch Global All Cap Fund
Net asset value, beginning of period	$9.45		$11.65		$11.54	$10.00
Net investment income(1)	0.047		0.160		0.147	0.086
Net realized and unrealized gain (loss) on investments	0.663		(0.932	)(4)	0.422	1.648
Total from operations	0.710		(0.772)		0.569	1.734
Dividends from net investment income	—		(0.236)		(0.128)	(0.076)
Distributions from net realized gains	—		(1.192)		(0.331)	(0.118)
Total dividends and distributions	—		(1.428)		(0.459)	(0.194)
Net asset value, end of period	$10.16		$9.45		$11.65	$11.54
Total investment return†	7.51%		(7.36)%		4.99%	17.31%
Net assets end of period (000)	$3,856		$3,649		$16,643	$12,376
Ratio of net expenses to average net assets	1.00	%‡	1.00%		1.00%	1.00%‡
Ratio of total expenses to average net assets	5.91	%‡	3.84%		2.18%	2.66%‡
Ratio of net investment income to average net assets	0.97	%‡	1.35%		1.23%	0.90%‡
Portfolio turnover rate	25%		50%		73%	56%

	Advisor Class(3)
	July 31, 2016		January 31, 2016		January 31, 2015	January 31, 2014
Epoch Global All Cap Fund
Net asset value, beginning of period	$9.45		$11.65		$11.54	$10.00
Net investment income(1)	0.047		0.160		0.161	0.086
Net realized and unrealized gain (loss) on investments	0.653		(0.932	)(4)	0.408	1.648
Total from operations	0.700		(0.772)		0.569	1.734
Dividends from net investment income	—		(0.236)		(0.128)	(0.076)
Distributions from net realized gains	—		(1.192)		(0.331)	(0.118)
Total dividends and distributions	—		(1.428)		(0.459)	(0.194)
Net asset value, end of period	$10.15		$9.45		$11.65	$11.54
Total investment return†	7.41%		(7.36)%		4.99%	17.31%
Net assets end of period (000)	$122		$113		$122	$117
Ratio of net expenses to average net assets	1.00	%‡	1.00%		1.00%	1.00%‡
Ratio of total expenses to average net assets	6.16	%‡	5.23%		2.44%	2.91%‡
Ratio of net investment income to average net assets	0.97	%‡	1.38%		1.35%	0.90%‡
Portfolio turnover rate	25%		50%		73%	56%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM Target Return Fund
Net asset value, beginning of period	$8.73	$9.77	$9.86	$10.00
Net investment income(1)	0.164	0.320	0.254	0.125
Net realized and unrealized gain (loss) on investments	0.754	(0.787)	(0.114)	(0.155)
Total from operations	0.918	(0.467)	0.140	(0.030)
Dividends from net investment income	(0.118)	(0.457)	(0.230)	(0.110)
Distributions from net realized gains	—	(0.116)	—	—
Total dividends and distributions	(0.118)	(0.573)	(0.230)	(0.110)
Net asset value, end of period	$9.53	$8.73	$9.77	$9.86
Total investment return†	10.55%	(4.91)%	1.40%	(0.29)%
Net assets end of period (000)	$3,034	$5,458	$5,399	$4,177
Ratio of net expenses to average net assets	0.70%‡	0.70%	0.70%	0.70%‡
Ratio of total expenses to average net assets	5.33%‡	3.78%	4.33%	5.45%‡
Ratio of net investment income to average net assets	3.62%‡	3.33%	2.54%	1.46%‡
Portfolio turnover rate	41%	55%	25%	20%

	Advisor Class(3)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
TDAM Target Return Fund
Net asset value, beginning of period	$8.74	$9.77	$9.86	$10.00
Net investment income(1)	0.166	0.282	0.250	0.121
Net realized and unrealized gain (loss) on investments	0.758	(0.768)	(0.119)	(0.151)
Total from operations	0.924	(0.486)	0.131	(0.030)
Dividends from net investment income	(0.114)	(0.428)	(0.221)	(0.110)
Distributions from net realized gains	—	(0.116)	—	—
Total dividends and distributions	(0.114)	(0.544)	(0.221)	(0.110)
Net asset value, end of period	$9.55	$8.74	$9.77	$9.86
Total investment return†	10.61%	(5.10)%	1.31%	(0.29)%
Net assets end of period (000)	$43	$38	$244	$100
Ratio of net expenses to average net assets	0.78%‡	0.94%	0.86%	0.70%‡
Ratio of total expenses to average net assets	6.02%‡	3.88%	4.64%	5.88%‡
Ratio of net investment income to average net assets	3.64%‡	2.89%	2.50%	1.41%‡
Portfolio turnover rate	41%	55%	25%	20%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on March 21, 2013.
(3)	Advisor Class shares commenced operations on March 21, 2013.

Amounts designated as “—” are $0.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the six-month period ended July 31, 2016 (unaudited) and the year or period ended January 31,
For a Share Outstanding Throughout the Period

	Institutional Class(2)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$9.69	$11.02	$11.07	$10.00
Net investment income(1)	0.032	0.123	0.032	0.019
Net realized and unrealized gain (loss) on investments	1.836	(1.008)	0.522 (4)	1.141
Total from operations	1.868	(0.885)	0.554	1.160
Dividends from net investment income	(0.068)	(0.085)	(0.055)	(0.022)
Distributions from net realized gains	—	(0.360)	(0.549)	(0.068)
Total dividends and distributions	(0.068)	(0.445)	(0.604)	(0.090)
Net asset value, end of period	$11.49	$9.69	$11.02	$11.07
Total investment return†	19.33%	(8.40)%	4.96%	11.62%
Net assets end of period (000)	$103,011	$88,602	$59,218	$5,982
Ratio of net expenses to average net assets	1.00%‡	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	1.13%‡	1.12%	3.13%	3.95%‡
Ratio of net investment income to average net assets	0.60%‡	1.08%	0.28%	0.26%‡
Portfolio turnover rate	42%	50%	29%	16%

	Advisor Class(3)
	July 31, 2016	January 31, 2016	January 31, 2015	January 31, 2014
Epoch U.S. Small-Mid Cap Equity Fund
Net asset value, beginning of period	$9.69	$11.02	$11.07	$10.00
Net investment income(1)	0.030	0.126	0.049	0.019
Net realized and unrealized gain (loss) on investments	1.838	(1.011)	0.505 (4)	1.141
Total from operations	1.868	(0.885)	0.554	1.160
Dividends from net investment income	(0.068)	(0.085)	(0.055)	(0.022)
Distributions from net realized gains	—	(0.360)	(0.549)	(0.068)
Total dividends and distributions	(0.068)	(0.445)	(0.604)	(0.090)
Net asset value, end of period	$11.49	$9.69	$11.02	$11.07
Total investment return†	19.33%	(8.40)%	4.96%	11.62%
Net assets end of period (000)	$133	$112	$116	$112
Ratio of net expenses to average net assets	1.02%‡	1.00%	1.00%	1.00%‡
Ratio of total expenses to average net assets	1.38%‡	1.37%	3.57%	4.22%‡
Ratio of net investment income to average net assets	0.58%‡	1.10%	0.42%	0.26%‡
Portfolio turnover rate	42%	50%	29%	16%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Based on average shares outstanding during the period indicated.
(2)	Institutional Class shares commenced operations on May 30, 2013.
(3)	Advisor Class shares commenced operations on May 30, 2013.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. This shareholder report only applies to the following series of the Company: the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”), the TDAM Core Bond Fund (the “Core Bond Fund”), the TDAM High Yield Bond Fund (the “High Yield Bond Fund”), the TDAM 1- to 5-Year Corporate Bond Portfolio (the “1- to 5-Year Corporate Bond Portfolio”), the TDAM 5- to 10-Year Corporate Bond Portfolio (the “5- to 10-Year Corporate Bond Portfolio”), the Epoch U.S. Equity Shareholder Yield Fund (the “U.S. Equity Shareholder Yield Fund”), the Epoch U.S. Large Cap Core Equity Fund (the “U.S. Large Cap Core Equity Fund”), the Epoch Global Equity Shareholder Yield Fund (the “Global Equity Shareholder Yield Fund”), the TDAM Global Low Volatility Equity Fund (the “Global Low Volatility Equity Fund”), the Epoch Global All Cap Fund (the “Global All Cap Fund”), the TDAM Target Return Fund (the “Target Return Fund”) and the Epoch U.S. Small-Mid Cap Equity Fund (the “U.S. Small-Mid Cap Equity Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is “diversified” as that term is defined in the Act. The investment objective of the Short-Term Bond Fund is to provide a high level of income consistent with preservation of capital and liquidity. The investment objective of the Core Bond Fund is to provide current income. The investment objective of the High Yield Bond Fund is to provide high current income. The investment objective of the 1- to 5-Year Corporate Bond Portfolio is to provide current income. The investment objective of the 5- to 10-Year Corporate Bond Portfolio is to provide high current income. The investment objective of the U.S. Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the U.S. Large Cap Core Equity Fund is to provide long-term capital appreciation. The investment objective of the Global Equity Shareholder Yield Fund is to provide income and moderate capital appreciation. The investment objective of the Global Low Volatility Equity Fund is to provide long-term capital appreciation with less volatility than the broad global equity markets. The investment objective of the Global All Cap Fund is to provide long-term capital appreciation. The investment objective of the Target Return Fund is to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a five year period regardless of market conditions. The investment objective of the U.S. Small-Mid Cap Equity Fund is to provide long-term capital appreciation.

Note 2 — Significant Accounting Policies

The Company has reviewed Financial Accounting Standards Board (“FASB”) ASC Topic 946, Financial Services — Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946. The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — The net asset value (“NAV”) per share for each class of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, attributable to such class by the total number of shares outstanding for such class at the time of such computation. The Funds’ NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. A “Fund Business Day” is any day that a Fund is open for business. Except for the Short-Term Bond, Core Bond and High Yield Bond Funds (the “Bond Funds”), each Fund is generally open for business on each day the New York Stock Exchange (the “NYSE”) is open for regular trading. The NYSE is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Bond Funds are generally open for business on each day the NYSE and Federal Reserve Bank of New York (the “Federal Reserve”) are open, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day,

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. However, each Bond Fund may elect, in its discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Federal Reserve is closed or to be open on days when the Federal Reserve is open but the NYSE is closed, except for Good Friday. Each of the Bond Funds reserves the right to close if the primary trading markets of the Bond Fund’s portfolio instruments are closed or the Bond Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. Each Bond Fund may close early on any business day when the Securities Industry and Financial Markets Association recommends that the securities markets close trading early.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of July 31, 2016, there were foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended July 31, 2016, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc., the Funds’ investment manager (the “Investment Manager” or “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A Fund may also enter into forward contracts to manage currency exposure. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of July 31, 2016, the Global Low Volatility Equity Fund and the Target Return Fund held forward contracts. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. For the period ended July 31, 2016, the realized gain (loss) and change in unrealized appreciation (depreciation) on forward contracts are disclosed on the Statement of Operations.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset on the Statements of Operations.

For the period ended July 31, 2016, the earnings credits were as follows:

Fund	Earnings Credits
Short-Term Bond Fund	$161
Core Bond Fund	27
High Yield Bond Fund	493
1- to 5-Year Corporate Bond Portfolio	35
5- to 10-Year Corporate Bond Portfolio	21
U.S. Equity Shareholder Yield Fund	91
U.S. Large Cap Core Equity Fund	101
Global Equity Shareholder Yield Fund	416
Global Low Volatility Equity Fund	15
Global All Cap Fund	303
Target Return Fund	497
U.S. Small-Mid Cap Equity Fund	3,009

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared daily and paid monthly by the Short-Term Bond Fund; declared and paid monthly by each of the Core Bond Fund, the High Yield Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio; declared and paid quarterly by each of the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund; and declared and paid annually by each of the Global Equity Shareholder Yield Fund, the Global Low Volatility Equity Fund and the Global All Cap Fund. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of Investment Management Agreements with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, which provide for the investment management services furnished to each Fund, each Fund pays the Investment Manager an annual investment management fee as a percentage of average daily net assets as shown below. The 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio do not pay any investment management fee to the Investment Manager for its services.

The Investment Manager has contractually agreed to waive all fees and pay or reimburse all fees and expenses of each of the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

The Investment Manager has voluntarily agreed to waive fees or assume certain expenses of each class of the Short-Term Bond Fund, so that the annualized ratio of total operating expenses do not exceed the expense caps set out below for each class of each Fund (the “Voluntary Expense Limitations”). The Voluntary Expense Limitations may not apply to extraordinary expenses.

The Investment Manager has contractually agreed to limit the total operating expenses of each of the Core Bond Fund, the High Yield Bond Fund, the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Shareholder Yield Fund, the Global Low Volatility Equity Fund, the Global All Cap Fund, the Target Return Fund and the U.S. Small-Mid Cap Equity Fund to the expense caps set out below for each class of each Fund (the “Contractual Expense Limitations”). This limit excludes certain expenses, including any acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

Fund	Management Fee	Expense Cap
		Institutional Class	Advisor Class	Expiration Date
Short-Term Bond Fund*	0.25%	0.43%	0.68%	*
Core Bond Fund	0.40%	0.50%	0.75%	May 31, 2017
High Yield Bond Fund	0.55%	0.70%	0.95%	May 31, 2017
U.S. Equity Shareholder Yield Fund	0.65%	0.80%	1.05%	May 31, 2017
U.S. Large Cap Core Equity Fund	0.65%	0.80%	1.05%	May 31, 2017
Global Equity Shareholder Yield Fund	0.80%	1.00%	1.25%	May 31, 2017
Global Low Volatility Equity Fund	0.70%	0.90%	1.15%	May 31, 2017
Global All Cap Fund	0.80%	1.00%	1.25%	May 31, 2017
Target Return Fund	0.55%	0.70%	0.95%	May 31, 2017
U.S. Small-Mid Cap Equity Fund	0.80%	1.00%	1.25%	May 31, 2017

*	Expense cap is voluntary and may be reduced or eliminated at any time upon notifying investors.

The Investment Manager is entitled to recoup from each such Fund any waivers and/or reimbursements made pursuant to Voluntary Expense Limitations and Contractual Expense Limitations, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable expense limitation that was in effect at the time the fees were waived or expenses reimbursed.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management and Administration fees which are earned, waived and reimbursed at the fund level of each Fund. As of July 31, 2016, fees which were previously waived and expenses reimbursed by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Fund	Expiration			Total Potential Recovery Amount
	1/31/17	1/31/18	1/31/19
Short-Term Bond Fund	$179,381	$156,608	$73,165	$409,154
Core Bond Fund	212,679	191,127	106,960	510,766
High Yield Bond Fund	186,519	187,811	94,723	469,053
U.S. Equity Shareholder Yield Fund	180,996	178,111	86,222	445,329
U.S. Large Cap Core Equity Fund	174,342	176,640	86,063	437,045
Global Equity Shareholder Yield Fund	204,619	249,377	111,708	565,704
Global Low Volatility Equity Fund	188,745	239,712	121,036	549,493
Global All Cap Fund	178,845	209,166	95,020	483,031
Target Return Fund	180,056	187,806	94,429	462,291
U.S. Small-Mid Cap Equity Fund	169,419	124,715	62,514	356,648

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. For its services, the Administrator is entitled to receive from each Fund, with the exception of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio, an annual fee, payable monthly, of 0.05% of each Fund’s average daily net assets. The Administrator does not receive a separate fee for administrative services with respect to each of the Short-Term Bond Fund, the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. The Administrator pays Citi’s fees for providing these services. Administration fees were waived for the period ended July 31, 2016.

A Distribution and Services Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Advisor Class of each of the Funds (other than the 1- to 5-Year Corporate Bond Portfolio and the 5- to 10-Year Corporate Bond Portfolio), to pay from its assets distribution fees at a rate not to exceed 0.25% of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to one or more principal underwriters, broker-dealers, other financial intermediaries, financial institutions (which may include banks), and others that enter into distribution, underwriting, sub-distribution, selling or service agreements complying with Rule 12b-1 that have been approved by the Board of Directors. Distribution fees were waived for the period ended July 31, 2016 for all Funds other than the Core Bond Fund, High Yield Bond Fund, U.S. Equity Shareholder Yield Fund, U.S. Large Cap Core Equity Fund, Global Equity Shareholder Yield Fund, Global All Cap Fund, Target Return Fund and U.S. Small-Mid Cap Equity Fund for which fees were partially waived.

Epoch Investment Partners, Inc., an affiliate of the Investment Manager, serves as investment sub-adviser to each of the U.S. Equity Shareholder Yield Fund, the U.S. Large Cap Core Equity Fund, the Global Equity Shareholder Yield Fund, the Global All Cap Fund and the U.S. Small-Mid Cap Equity Fund. Sub-adviser fees are paid by the Investment Manager, not the Funds.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500 payable quarterly;
2.	a meeting fee of $6,500 for each regular meeting attended in person;
3.	a meeting fee of $4,000 for each regular meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for Independent Board Chair is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments and excluding in-kind transactions, for the period ended July 31, 2016 were as follows:

	Short-Term Bond Fund	Core Bond Fund	High Yield Bond Fund
Purchases
U.S. Government	$19,498,994	$13,623,762	$—
Other	18,035,657	10,573,301	1,065,937
Sales and Maturities
U.S. Government	$21,374,976	$12,229,875	$—
Other	10,299,984	9,070,983	1,017,615

	1- to 5-Year Corporate Bond Portfolio	5- to 10-Year Corporate Bond Portfolio	U.S. Equity Shareholder Yield Fund
Purchases
U.S. Government	$12,351,023	$7,633,759	$—
Other	32,296,049	15,294,464	140,374
Sales and Maturities
U.S. Government	$11,309,674	$6,052,516	$—
Other	12,973,367	7,498,593	308,466

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

	U.S. Large Cap Core Equity Fund	Global Equity Shareholder Yield Fund	Global Low Volatility Equity Fund
Purchases
U.S. Government	$—	$—	$—
Other	576,774	3,764,769	2,810,421
Sales and Maturities
U.S. Government	$—	$—	$—
Other	414,899	660,916	2,345,370

	Global All Cap Fund	Target Return Fund	U.S. Small-Mid Cap Equity Fund
Purchases
U.S. Government	$—	$55,583	$—
Other	1,033,151	1,511,212	40,249,137
Sales and Maturities
U.S. Government	$—	$103,836	$—
Other	897,660	3,610,253	42,837,061

Note 6 — Federal Income Taxes

It is each of the Funds’ policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

The tax character of distributions declared to shareholders for the fiscal years ended January 31, 2016 and January 31, 2015, for each Fund were as follows:

		Ordinary Income	Long-Term Capital Gain	Totals
Short-Term Bond Fund	2016	$618,994	$—	$618,994
	2015	576,741	—	576,741
Core Bond Fund	2016	660,378	—	660,378
	2015	236,053	—	236,053
High Yield Bond Fund	2016	438,182	—	438,182
	2015	488,981	—	488,981
1- to 5-Year Corporate Bond Portfolio	2016	380,549	373	380,922
	2015	182,818	5,554	188,372
5- to 10-Year Corporate Bond Portfolio	2016	597,338	4,030	601,368
	2015	327,162	32,499	359,661
U.S. Equity Shareholder Yield Fund	2016	89,322	135,126	224,448
	2015	243,996	44,259	288,255
U.S. Large Cap Core Equity Fund	2016	66,587	143,356	209,943
	2015	206,223	116,634	322,857
Global Equity Shareholder Yield Fund	2016	241,971	61,490	303,461
	2015	345,242	258,065	603,307
Global Low Volatility Equity Fund	2016	1,019,522	10,738	1,030,260
	2015	636,313	220,976	857,289
Global All Cap Fund	2016	105,360	549,855	655,215
	2015	382,794	257,557	640,351
Target Return Fund	2016	288,978	72,880	361,858
	2015	116,824	—	116,824
U.S. Small-Mid Cap Equity Fund	2016	3,654,991	307,144	3,962,135
	2015	296,537	61,692	358,229

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

As of January 31, 2016, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Qualified late-year losses	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Short-Term Bond Fund	$57,886	$(127,265)	$—	$62,325	$(49,579)	$(56,633)
Core Bond Fund	62,631	(520,881)	—	(61,497)	(53,338)	(573,085)
High Yield Bond Fund	33,474	(106,972)	—	(810,308)	(32,502)	(916,308)
1- to 5-Year Corporate Bond Portfolio	50,877	(16,950)	—	(147,818)	(50,770)	(164,661)
5- to 10-Year Corporate Bond Portfolio	68,308	(12,482)	—	(386,993)	(78,472)	(409,639)
U.S. Equity Shareholder Yield Fund	—	—	(90,032)	282,096	2	192,066
U.S. Large Cap Core Equity Fund	—	—	(16,244)	73,268	(2)	57,022
Global Equity Shareholder Yield Fund	—	—	(294,256)	(523,485)	(6)	(817,747)
Global Low Volatility Equity Fund	258,648	(356,973)	—	(118,023)	8,262	(208,086)
Global All Cap Fund	—	—	(154,164)	(103,855)	(3)	(258,022)
Target Return Fund	48,144	—	(81,744)	(754,094)	4,981	(782,713)
U.S. Small-Mid Cap Equity Fund	—	—	(1,661,459)	(13,622,649)	(1)	(15,284,109)

Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2015, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2015 and specified losses incurred after October 31, 2015. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended January 31, 2016, the qualified late-year losses above consisted of both post-October capital losses and late-year ordinary losses, which the Funds intended to defer to February 1, 2016 for federal tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Short-Term Bond Fund	$107,475	$19,790	$127,265
Core Bond Fund	520,881	—	520,881
High Yield Bond Fund	34,285	72,687	106,972
1- to 5-Year Corporate Bond Portfolio	16,950	—	16,950
5- to 10-Year Corporate Bond Portfolio	12,482	—	12,482
Global Low Volatility Equity Fund	87,305	269,668	356,973

During the year ended January 31, 2016, the Core Bond Fund and Target Return Fund utilized $28,174 and $8,560 of prior year capital loss carryforwards, respectively.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — July 31, 2016 (unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Term Bond Fund	$58,319,564	$548,936	$(12,220)	$536,716
Core Bond Fund	42,262,924	1,068,992	(4,684)	1,064,308
High Yield Bond Fund	8,127,800	252,109	(391,966)	(139,857)
1- to 5-Year Corporate Bond Portfolio	60,887,517	738,044	(4,007)	734,037
5- to 10-Year Corporate Bond Portfolio	46,035,444	1,747,146	(1,690)	1,745,456
U.S. Equity Shareholder Yield Fund	2,783,949	714,581	(34,809)	679,772
U.S. Large Cap Core Equity Fund	3,187,164	608,967	(112,455)	496,512
Global Equity Shareholder Yield Fund	9,730,432	693,062	(269,294)	423,768
Global Low Volatility Equity Fund	14,180,313	2,113,465	(414,190)	1,699,275
Global All Cap Fund	3,580,054	393,795	(108,280)	285,515
Target Return Fund	3,074,473	122,210	(361,120)	(238,910)
U.S. Small-Mid Cap Equity Fund	97,772,977	9,566,924	(5,115,398)	4,451,526

Note 7 — Fund Investment Risks

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to changes in market conditions (income risk), interest rate changes and other factors (interest rate risk), the failure of the issuer of a security (e.g., a fixed income investment such as a bond or derivative involving a counterparty) to meet all its obligations (credit risk), or fluctuation in the stock markets in response to adverse economic, industry, political or regulatory developments (stock market risk). The impact of these risks will vary to the extent a Fund invests significantly in the types of instruments affected (e.g., equities or fixed income instruments).

Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk and counterparty risk. A Fund is exposed to counterparty risk in cases where the Fund has only one counterparty for forward foreign currency exchange contracts. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 58.3%
CONSUMER DISCRETIONARY — 8.7%
American Honda Finance MTN
1.20%, 7/12/19	$300,000	$300,205
BMW US Capital LLC
2.00%, 4/11/21 (A)	100,000	101,784
Comcast
5.70%, 5/15/18	430,000	465,812
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	500,000	502,771
Ford Motor Credit LLC
2.38%, 1/16/18	700,000	708,196
2.02%, 5/3/19	400,000	403,438
1.72%, 12/6/17	845,000	848,373
Time Warner
2.10%, 6/1/19	275,000	280,231
Toyota Motor Credit MTN
1.55%, 7/13/18	600,000	605,459
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	250,000	249,828
1.60%, 11/20/17 (A)	665,000	664,925
		5,131,022
CONSUMER STAPLES — 2.4%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	100,000	103,585
1.90%, 2/1/19	625,000	635,076
1.25%, 1/17/18	500,000	501,456
Coca-Cola
1.88%, 10/27/20	100,000	102,511
CVS Health
2.13%, 6/1/21	40,000	40,771
		1,383,399
ENERGY — 9.4%
Canadian Natural Resources
5.70%, 5/15/17	375,000	385,774
1.75%, 1/15/18	900,000	892,701
Chevron
1.37%, 3/2/18	300,000	301,484
ConocoPhillips
1.50%, 5/15/18	275,000	275,041
Enterprise Products Operating LLC
6.50%, 1/31/19	100,000	111,734
1.65%, 5/7/18	300,000	301,970
Enterprise Products Partners
6.30%, 9/15/17	850,000	894,304
Exxon Mobil
1.31%, 3/6/18	150,000	150,871

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Petro-Canada
6.05%, 5/15/18	$150,000	$161,530
Shell International Finance
1.90%, 8/10/18	250,000	253,700
Statoil
0.92%, 5/15/18	350,000	349,773
Suncor Energy
6.10%, 6/1/18	200,000	214,631
TransCanada PipeLines
3.13%, 1/15/19	150,000	154,900
1.63%, 11/9/17	1,100,000	1,104,372
		5,552,785
FINANCIALS — 27.7%
Bank of America
2.00%, 1/11/18	1,250,000	1,258,256
Bank of America MTN
2.63%, 10/19/20	250,000	255,545
2.63%, 4/19/21	200,000	203,821
2.60%, 1/15/19	500,000	511,717
Bank of Nova Scotia
2.05%, 6/5/19	300,000	304,883
1.70%, 6/11/18	500,000	504,745
BB&T MTN
2.25%, 2/1/19	645,000	660,130
Boston Properties
3.70%, 11/15/18	443,000	463,255
Caisse Centrale Desjardins
1.42%, 1/29/18 (A)	200,000	199,734
Citigroup
2.50%, 9/26/18	1,150,000	1,172,487
2.40%, 2/18/20	150,000	152,268
2.35%, 8/2/21	250,000	251,083
1.55%, 8/14/17	700,000	701,659
Commonwealth Bank of Australia NY
2.25%, 3/13/19	155,000	158,223
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	150,000	153,485
Goldman Sachs Group
2.38%, 1/22/18	550,000	557,100
HSBC Holdings PLC
3.40%, 3/8/21	200,000	207,349
JPMorgan Chase
6.00%, 10/1/17	1,150,000	1,210,223
2.20%, 10/22/19	100,000	102,103
JPMorgan Chase MTN
1.70%, 3/1/18	775,000	780,699
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	150,000	152,190

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	$310,000	$317,077
1.50%, 1/10/18 (A)	215,000	216,136
PNC Bank
1.50%, 2/23/18	1,350,000	1,357,545
Royal Bank of Canada MTN
2.15%, 3/15/19	360,000	367,968
2.15%, 3/6/20	150,000	153,351
2.00%, 12/10/18	400,000	404,520
1.63%, 4/15/19	300,000	302,307
Simon Property Group
2.20%, 2/1/19	250,000	255,693
1.50%, 2/1/18 (A)	130,000	130,687
State Street
1.95%, 5/19/21	35,000	35,554
US Bancorp MTN
2.20%, 4/25/19	200,000	205,146
Ventas Realty
2.00%, 2/15/18	495,000	498,508
Wells Fargo
6.00%, 11/15/17	200,000	212,023
2.50%, 3/4/21	125,000	128,241
2.13%, 4/22/19	375,000	383,053
Wells Fargo MTN
2.60%, 7/22/20	225,000	232,878
1.50%, 1/16/18	100,000	100,506
1.34%, 4/23/18	1,000,000	1,002,760
		16,264,908
HEALTH CARE — 0.8%
Amgen
2.20%, 5/22/19	175,000	179,688
Pfizer
1.20%, 6/1/18	300,000	301,129
		480,817
INDUSTRIALS — 2.5%
GE Capital International Funding Unlimited
2.34%, 11/15/20	500,000	518,431
General Electric
5.25%, 12/6/17	410,000	433,284
Lockheed Martin
2.50%, 11/23/20	100,000	103,803
1.85%, 11/23/18	400,000	406,364
		1,461,882
TELECOMMUNICATION SERVICES — 5.4%
AT&T
2.45%, 6/30/20	250,000	256,002
1.40%, 12/1/17	1,250,000	1,251,439

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Verizon Communications
3.65%, 9/14/18	$550,000	$577,937
2.63%, 2/21/20	300,000	311,280
2.41%, 9/14/18	750,000	771,525
		3,168,183
UTILITIES — 1.4%
Duke Energy Carolinas LLC
7.00%, 11/15/18	250,000	282,107
PacifiCorp
5.65%, 7/15/18	220,000	239,761
5.50%, 1/15/19	280,000	307,623
		829,491
TOTAL CORPORATE OBLIGATIONS		34,272,487
U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Inflation Indexed Bond
0.13%, 4/15/20	307,758	313,276
U.S. Treasury Note
1.38%, 8/31/20	40,000	40,683
1.25%, 12/15/18 to 3/31/21	2,550,000	2,580,501
1.00%, 5/15/18 to 9/15/18	3,950,000	3,974,336
0.88%, 3/31/18 to 7/15/18	3,300,000	3,312,160
U.S. Treasury STRIPS
3.99%, 2/15/18 (B)	1,500,000	1,484,384
0.71%, 11/15/17 (B)	2,850,000	2,826,658
TOTAL U.S. TREASURY OBLIGATIONS		14,531,998
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 6.5%
FANNIE MAE — 3.0%
10.00%, 2/1/25 (C)	2,063	2,103
9.50%, 8/1/22 (C)	971	996
7.50%, 3/1/31 (C)	19,352	20,299
7.00%, 9/1/16 to 7/1/31 (C)	11,305	11,362
6.50%, 3/1/17 to 11/1/37 (C)	553,730	615,004
6.00%, 1/1/17 to 5/1/38 (C)	533,014	596,080
5.50%, 6/1/18 to 6/1/24 (C)	293,235	307,518
5.00%, 3/1/23 (C)	8,003	8,346
4.50%, 5/1/18 to 1/1/19 (C)	85,992	88,177
4.00%, 5/1/23 (C)	82,407	86,540
		1,736,425
FREDDIE MAC — 1.6%
9.00%, 7/1/30 (C)	3,136	3,688
8.00%, 2/1/17 (C)	228	228
7.00%, 3/1/17 to 7/1/17 (C)	7,682	7,745
6.50%, 4/1/17 to 2/1/19 (C)	3,489	3,541
6.00%, 11/1/17 to 8/1/24 (C)	79,234	83,449
5.50%, 12/1/17 to 2/1/37 (C)	494,674	527,333
5.00%, 10/1/23 (C)	21,971	22,566
4.50%, 4/1/21 to 1/1/25 (C)	25,487	27,171
3.00%, 9/1/21 (C)	282,212	296,383
		972,104

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
GINNIE MAE — 1.9%
7.00%, 12/15/23 to 12/15/38	$261,498	$294,346
6.50%, 5/15/17 to 7/15/29	24,617	26,493
6.00%, 12/15/16 to 2/15/32	218,495	230,075
5.50%, 10/15/23	348,511	378,093
4.50%, 11/15/23 to 7/15/24	143,012	148,521
4.00%, 3/15/19	35,255	36,017
		1,113,545
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		3,822,074
REGIONAL GOVERNMENT OBLIGATIONS — 3.9%
Province of Ontario Canada
2.00%, 1/30/19	800,000	817,797
Province of Quebec Canada
4.63%, 5/14/18	1,400,000	1,491,196
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,308,993
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FANNIE MAE — 1.9%
3.76%, 6/25/21 (C)	190,000	208,810
2.32%, 11/25/18 (C)	682,870	696,589
1.80%, 12/25/19 (C)	200,000	202,426
		1,107,825
FANNIE MAE, DISCOUNT NOTE — 0.5%
1.30%, 10/9/19 (C)	275,000	264,473
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,372,298
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	114,430
TOTAL MUNICIPAL OBLIGATION		114,430

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 4.2%
Counterparty: Bank of Nova Scotia 0.330% dated 7/29/16, due 8/1/16 in the amount of $2,434,067, fully collateralized by U.S. Government Obligations, par value $19,000 – $1,334,100, coupon range 0.375% – 6.25%, maturity range 2/26/19 – 5/15/29, value $2,482,840	$2,434,000	$2,434,000
TOTAL REPURCHASE AGREEMENT		2,434,000
TOTAL INVESTMENTS (Cost $58,319,564) — 100.2%		58,856,280
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(98,342)
NET ASSETS — 100.0%		$58,757,938
†	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $2,535,132 or 4.3% of net assets of the Fund.
(B)	The rate shown is the effective yield at time of purchase.
(C)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

STRIPS — Separately Traded Registered Interest and Principal Securities

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 44.9%
CONSUMER DISCRETIONARY — 5.3%
21st Century Fox America
3.00%, 9/15/22	$125,000	$131,095
American Honda Finance MTN
1.20%, 7/12/19	200,000	200,137
Comcast
5.70%, 5/15/18	200,000	216,656
Ford Motor Credit LLC
2.38%, 1/16/18	625,000	632,318
2.02%, 5/3/19	125,000	126,074
1.72%, 12/6/17	280,000	281,118
Time Warner
3.60%, 7/15/25	75,000	80,866
2.10%, 6/1/19	200,000	203,804
Toyota Motor Credit MTN
1.90%, 4/8/21	100,000	101,786
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	100,000	99,931
1.60%, 11/20/17 (A)	213,000	212,976
		2,286,761
CONSUMER STAPLES — 3.6%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	125,000	129,481
2.63%, 1/17/23	250,000	255,671
1.90%, 2/1/19	200,000	203,224
Anheuser-Busch InBev Worldwide
2.50%, 7/15/22	175,000	179,266
Coca-Cola
1.88%, 10/27/20	125,000	128,139
CVS Health
2.75%, 12/1/22	264,000	275,591
2.13%, 6/1/21	50,000	50,964
PepsiCo
3.10%, 7/17/22	300,000	323,343
		1,545,679
ENERGY — 7.5%
Canadian Natural Resources
5.70%, 5/15/17	145,000	149,166
3.80%, 4/15/24	148,000	145,949
1.75%, 1/15/18	229,000	227,143
Enbridge Energy Partners
4.38%, 10/15/20	50,000	52,137
Enterprise Products Operating LLC
6.50%, 1/31/19	50,000	55,867
3.75%, 2/15/25	175,000	182,421
3.35%, 3/15/23	76,000	78,690
2.55%, 10/15/19	88,000	90,577
1.65%, 5/7/18	325,000	327,134

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Husky Energy
3.95%, 4/15/22	$125,000	$130,270
Kinder Morgan Energy Partners
2.65%, 2/1/19	420,000	424,562
MidAmerican Energy
3.50%, 10/15/24	190,000	209,562
Phillips 66
4.30%, 4/1/22	80,000	88,088
Shell International Finance
2.13%, 5/11/20	295,000	302,178
Suncor Energy
6.10%, 6/1/18	100,000	107,315
3.60%, 12/1/24	185,000	195,112
TransCanada PipeLines
3.13%, 1/15/19	250,000	258,166
2.50%, 8/1/22	240,000	240,346
		3,264,683
FINANCIALS — 20.9%
AvalonBay Communities MTN
3.50%, 11/15/25	225,000	239,522
Bank of America
2.00%, 1/11/18	281,000	282,856
Bank of America MTN
4.10%, 7/24/23	180,000	196,102
3.88%, 8/1/25	150,000	160,845
3.30%, 1/11/23	125,000	130,272
2.63%, 10/19/20	225,000	229,991
2.63%, 4/19/21	125,000	127,388
Bank of Nova Scotia
4.50%, 12/16/25	125,000	132,931
Berkshire Hathaway Finance
3.00%, 5/15/22	225,000	239,017
Boston Properties
3.70%, 11/15/18	100,000	104,572
Branch Banking & Trust
3.63%, 9/16/25	250,000	270,507
CDP Financial
4.40%, 11/25/19 (A)	100,000	109,674
Citigroup
3.75%, 6/16/24	242,000	258,034
3.40%, 5/1/26	175,000	180,338
2.40%, 2/18/20	399,000	405,033
2.35%, 8/2/21	250,000	251,083
1.55%, 8/14/17	80,000	80,190
ERP Operating
4.63%, 12/15/21	89,000	100,699
3.38%, 6/1/25	150,000	158,732
General Electric Capital
2.10%, 12/11/19	80,000	82,777
Goldman Sachs Group
2.38%, 1/22/18	75,000	75,968
HSBC Holdings PLC
3.40%, 3/8/21	200,000	207,349

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
JPMorgan Chase
6.00%, 10/1/17	$325,000	$342,020
3.90%, 7/15/25	140,000	152,093
3.20%, 1/25/23	180,000	188,340
2.55%, 3/1/21	100,000	102,416
2.40%, 6/7/21	250,000	254,452
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	200,000	217,218
3.00%, 1/10/23 (A)	100,000	102,905
2.30%, 4/10/19 (A)	236,000	241,388
PNC Bank
2.95%, 2/23/25	235,000	246,774
2.25%, 7/2/19	140,000	143,364
1.95%, 3/4/19	250,000	254,036
1.50%, 2/23/18	199,000	200,112
PNC Bank MTN
3.25%, 6/1/25	75,000	80,319
Royal Bank of Canada MTN
4.65%, 1/27/26	200,000	219,963
2.15%, 3/6/20	185,000	189,133
US Bancorp MTN
1.95%, 11/15/18	300,000	305,697
Ventas Realty
3.25%, 8/15/22	152,000	156,757
2.00%, 2/15/18	189,000	190,339
Wells Fargo
2.50%, 3/4/21	400,000	410,370
Wells Fargo MTN
4.10%, 6/3/26	290,000	313,583
3.45%, 2/13/23	515,000	539,452
1.50%, 1/16/18	176,000	176,891
		9,051,502
HEALTH CARE — 0.2%
Pfizer
1.20%, 6/1/18	75,000	75,282
INDUSTRIALS — 3.2%
GE Capital International Funding Unlimited
3.37%, 11/15/25	170,000	186,376
2.34%, 11/15/20	60,000	62,212
General Electric Capital MTN
2.20%, 1/9/20	250,000	257,358
Lockheed Martin
3.35%, 9/15/21	100,000	107,694
2.50%, 11/23/20	100,000	103,803
1.85%, 11/23/18	150,000	152,387
Norfolk Southern
2.90%, 6/15/26	40,000	41,531
Raytheon
3.13%, 10/15/20	228,000	244,258
2.50%, 12/15/22	225,000	235,043
		1,390,662

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INFORMATION TECHNOLOGY — 0.3%
Apple
3.20%, 5/13/25	$125,000	$133,517
TELECOMMUNICATION SERVICES — 2.4%
AT&T
5.80%, 2/15/19	165,000	182,553
3.60%, 2/17/23	40,000	42,486
3.40%, 5/15/25	100,000	103,524
2.45%, 6/30/20	250,000	256,002
Verizon Communications
5.15%, 9/15/23	92,000	107,852
3.65%, 9/14/18	144,000	151,314
3.50%, 11/1/24	50,000	53,877
2.45%, 11/1/22	125,000	127,922
		1,025,530
UTILITIES — 1.5%
Consolidated Edison Co. of New York
3.30%, 12/1/24	120,000	130,567
Duke Energy Carolinas LLC
7.00%, 11/15/18	50,000	56,421
PacifiCorp
5.50%, 1/15/19	188,000	206,547
2.95%, 2/1/22	225,000	237,900
		631,435
TOTAL CORPORATE OBLIGATIONS		19,405,051
U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bond
5.50%, 8/15/28	105,000	150,441
5.38%, 2/15/31	105,000	156,569
5.25%, 2/15/29	100,000	141,735
4.50%, 2/15/36 to 5/15/38	1,115,000	1,630,577
4.25%, 5/15/39	975,000	1,381,910
2.75%, 11/15/42	1,400,000	1,573,468
2.50%, 2/15/45	565,000	601,990
U.S. Treasury Inflation Indexed Bond
0.38%, 7/15/25	50,652	52,438
0.13%, 4/15/20	205,172	208,851
U.S. Treasury Note
2.25%, 11/15/24	75,000	80,083
2.00%, 8/15/25	85,000	89,038
1.75%, 5/15/23	175,000	180,482
1.50%, 1/31/22	582,000	593,640
1.25%, 2/29/20 to 3/31/21	855,000	865,524
0.88%, 7/15/18 to 4/15/19	590,000	592,219
U.S. Treasury STRIPS
1.46%, 5/15/20 (B)	400,000	385,613
TOTAL U.S. TREASURY OBLIGATIONS		8,684,578

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 19.1%
FANNIE MAE — 13.8%
6.00%, 10/1/38 (C)	$46,106	$53,429
5.50%, 2/1/38 (C)	38,583	43,239
5.00%, 6/1/40 (C)	199,249	220,269
4.50%, 4/1/41 to 9/1/43 (C)	694,555	760,388
4.00%, 2/1/26 to 11/1/44 (C)	1,189,208	1,283,654
3.50%, 12/1/25 to 9/1/42 (C)	1,467,081	1,559,097
3.00%, 9/1/42 to 10/1/43 (C)	1,867,680	1,951,403
2.50%, 3/1/26 (C)	83,705	87,255
		5,958,734
FREDDIE MAC — 2.0%
5.00%, 8/1/35 to 4/1/40 (C)	521,610	577,892
4.00%, 6/1/25 (C)	104,333	111,078
3.50%, 1/1/41 (C)	165,232	174,999
		863,969
GINNIE MAE — 3.3%
5.50%, 4/15/35	68,988	78,349
4.50%, 10/15/40	51,342	56,531
4.00%, 10/15/40 to 7/15/45	495,838	535,536
3.50%, 12/15/40 to 8/15/42	694,669	741,324
		1,411,740
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		8,234,443
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
FANNIE MAE — 4.4%
6.63%, 11/15/30 (C)	190,000	292,740
3.76%, 6/25/21 to 7/25/21 (C)	400,000	438,865
3.09%, 4/25/27 (C)	100,000	107,660
2.94%, 1/25/26 (C)	200,000	212,940
2.92%, 8/25/21 (C)	135,000	143,208
2.72%, 10/25/24 (C)	310,000	327,574
2.61%, 10/25/21 (C)	370,000	386,921
		1,909,908
FANNIE MAE, DISCOUNT NOTE — 0.5%
1.30%, 10/9/19 (C)	225,000	216,387
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,126,295
REGISTERED INVESTMENT COMPANY — 4.6%
iShares MBS ETF	17,917	1,973,020
TOTAL REGISTERED INVESTMENT COMPANY		1,973,020

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 3.0%
Province of Ontario Canada
2.50%, 4/27/26	$75,000	$78,615
2.00%, 1/30/19	1,020,000	1,042,691
Province of Quebec Canada
2.75%, 8/25/21	175,000	185,539
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,306,845
REPURCHASE AGREEMENT — 3.7%
Counterparty: Bank of Nova Scotia 0.33% dated 7/29/16, due 8/1/16 in the amount of $1,597,044, fully collateralized by U.S. government Obligations, par value $125,900 – $1,018,000, coupon range 0.38% – 6.25%, maturity range 7/15/23 – 5/15/29, value $1,629,041	1,597,000	1,597,000
TOTAL REPURCHASE AGREEMENT		1,597,000
TOTAL INVESTMENTS (Cost $42,262,924) — 100.3%		43,327,232
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(126,433)
NET ASSETS — 100.0%		$43,200,799
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $984,092 or 2.3% of net assets of the Fund.
(B)	The rate shown is the effective yield at time of purchase.
(C)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MBS — Mortgage Backed Security

MTN — Medium Term Note

PLC — Public Limited Company

STRIPS — Separately Traded Registered Interest and Principal Securities

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Core Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$19,405,051	$—	$19,405,051
U.S. Treasury Obligations	—	8,684,578	—	8,684,578
U.S. Government Mortgage Backed Obligations	—	8,234,443	—	8,234,443
U.S. Government Agency Obligations	—	2,126,295	—	2,126,295
Registered Investment Company	1,973,020	—	—	1,973,020
Regional Government Obligations	—	1,306,845	—	1,306,845
Repurchase Agreement	—	1,597,000	—	1,597,000
Total Investments in Securities	$1,973,020	$41,354,212	$—	$43,327,232

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 93.5%
CONSUMER DISCRETIONARY — 23.2%
American Greetings
7.38%, 12/1/21	$58,000	$60,610
Best Buy
5.50%, 3/15/21	160,000	174,800
CCO Holdings LLC
5.25%, 9/30/22	30,000	31,237
5.13%, 5/1/23 (A)	46,000	47,552
Charter Communications Operating LLC
4.46%, 7/23/22 (A)	20,000	21,715
Dana
5.50%, 12/15/24	10,000	10,137
Dana Financing Luxembourg Sarl
6.50%, 6/1/26 (A)	95,000	97,375
DISH DBS
7.88%, 9/1/19	76,000	83,980
4.63%, 7/15/17	73,000	74,642
GameStop
6.75%, 3/15/21 (A)	68,000	68,680
Goodyear Tire & Rubber
7.00%, 5/15/22	117,000	125,629
Hilton Worldwide Finance
5.63%, 10/15/21	10,000	10,363
L Brands
8.50%, 6/15/19	117,000	136,598
6.63%, 4/1/21	10,000	11,475
Lear
4.75%, 1/15/23	146,000	151,110
Levi Strauss
6.88%, 5/1/22	58,000	61,625
Mattamy Group
6.50%, 11/15/20 (A)	73,000	72,179
PVH
4.50%, 12/15/22	169,000	173,648
Shearers Foods
9.00%, 11/1/19 (A)	55,000	58,025
Sinclair Televison Group
5.38%, 4/1/21	188,000	195,520
Sirius XM Radio
5.75%, 8/1/21 (A)	10,000	10,425
5.25%, 8/15/22 (A)	29,000	30,450
4.63%, 5/15/23 (A)	73,000	73,000
4.25%, 5/15/20 (A)	43,000	43,860

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEGNA
7.13%, 9/1/18	$8,000	$8,020
6.38%, 10/15/23	10,000	10,750
4.88%, 9/15/21 (A)	50,000	51,875
WMG Acquisition
6.00%, 1/15/21 (A)	83,000	86,320
		1,981,600
CONSUMER STAPLES — 3.6%
Constellation Brands
7.25%, 5/15/17	88,000	91,520
3.75%, 5/1/21	109,000	114,722
Smithfield Foods
5.88%, 8/1/21 (A)	36,000	37,530
Spectrum Brands
6.38%, 11/15/20	58,000	60,538
		304,310
ENERGY — 2.3%
CHC Helicopter
9.25%, 10/15/20 (B)	7,000	3,369
Chesapeake Energy
8.00%, 12/15/22 (A)	68,000	59,160
MEG Energy
6.50%, 3/15/21 (A)	40,000	29,800
Peabody Energy
6.50%, 9/15/20 (B)	55,000	8,662
6.25%, 11/15/21 (B)	73,000	11,498
6.00%, 11/15/18 (B)	131,000	20,632
Precision Drilling
6.50%, 12/15/21	73,000	66,430
		199,551
FINANCIALS — 10.0%
Ally Financial
7.50%, 9/15/20	93,000	106,252
6.25%, 12/1/17	58,000	60,888
3.75%, 11/18/19	10,000	10,162
3.60%, 5/21/18	10,000	10,173
3.25%, 11/5/18	50,000	50,562
CBRE Services
5.00%, 3/15/23	159,000	166,291
CIT Group
6.63%, 4/1/18 (A)	15,000	15,938
5.50%, 2/15/19 (A)	91,000	96,460
3.88%, 2/19/19	28,000	28,560
Denali International LLC
5.63%, 10/15/20 (A)	102,000	106,978

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Diamond 1 Finance
6.02%, 6/15/26 (A)	$50,000	$53,566
5.88%, 6/15/21 (A)	20,000	20,900
Iron Mountain
6.00%, 8/15/23	73,000	77,563
Lamar Media
5.00%, 5/1/23	10,000	10,413
MSCI
5.25%, 11/15/24 (A)	40,000	42,400
		857,106
HEALTH CARE — 6.5%
CHS
5.13%, 8/15/18	32,000	32,380
5.13%, 8/1/21	25,000	24,875
HCA
6.50%, 2/15/20	209,000	230,161
5.25%, 6/15/26	50,000	53,000
Kinetic Concepts
10.50%, 11/1/18	131,000	133,784
7.88%, 2/15/21 (A)	20,000	21,563
Valeant Pharmaceuticals International
6.75%, 8/15/18 (A)	62,000	61,225
		556,988
INDUSTRIALS — 13.5%
AECOM
5.75%, 10/15/22	114,000	119,985
Bombardier
7.50%, 3/15/18 (A)	58,000	60,175
Case New Holland
7.88%, 12/1/17	58,000	62,277
Hertz
6.75%, 4/15/19	73,000	74,277
5.88%, 10/15/20	120,000	123,900
International Lease Finance
8.75%, 3/15/17	146,000	152,205
6.25%, 5/15/19	55,000	60,294
Navistar International
8.25%, 11/1/21	78,000	57,720
Nielsen Finance
4.50%, 10/1/20	73,000	74,825
Nielsen Finance LLC
5.00%, 4/15/22 (A)	111,000	114,469
Nielsen Luxembourg
5.50%, 10/1/21 (A)	22,000	22,880

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
RR Donnelley & Sons
7.88%, 3/15/21	$123,000	$133,455
7.00%, 2/15/22	1,000	1,015
6.50%, 11/15/23	36,000	35,460
Terex
6.50%, 4/1/20	58,000	59,015
		1,151,952
INFORMATION TECHNOLOGY — 8.4%
Advanced Micro Devices
7.75%, 8/1/20	67,000	66,163
Jabil Circuit
5.63%, 12/15/20	117,000	125,307
Match Group
6.75%, 12/15/22 (A)	146,000	153,665
Micron Technology
5.88%, 2/15/22	10,000	9,650
5.25%, 8/1/23 (A)	166,000	148,570
5.25%, 1/15/24 (A)	10,000	8,975
Seagate HDD Cayman
4.75%, 6/1/23	120,000	111,924
Western Digital
10.50%, 4/1/24 (A)	60,000	67,575
7.38%, 4/1/23 (A)	20,000	21,775
		713,604
MATERIALS — 11.2%
AK Steel
7.63%, 5/15/20	88,000	86,570
Ashland
4.75%, 8/15/22	51,000	52,912
Ball
4.00%, 11/15/23	109,000	110,635
Celanese US Holdings LLC
4.63%, 11/15/22	55,000	59,400
Cemex
6.50%, 12/10/19	15,000	16,181
5.88%, 3/25/19	50,000	51,432
First Quantum Minerals
7.00%, 2/15/21 (A)	50,000	44,615
6.75%, 2/15/20 (A)	50,000	46,025
HudBay Minerals
9.50%, 10/1/20	29,000	27,768
Lundin Mining
7.50%, 11/1/20 (A)	73,000	77,030
NOVA Chemicals
5.25%, 8/1/23 (A)	25,000	25,781

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM High Yield Bond Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MATERIALS (continued)
Resolute Forest Products
5.88%, 5/15/23	$130,000	$106,600
Steel Dynamics
6.13%, 8/15/19	140,000	144,550
Teck Resources
4.75%, 1/15/22	70,000	62,388
United States Steel
7.38%, 4/1/20	47,000	47,000
		958,887
TELECOMMUNICATION SERVICES — 12.7%
CenturyLink
6.45%, 6/15/21	146,000	155,855
Frontier Communications
11.00%, 9/15/25	120,000	128,100
8.50%, 4/15/20	18,000	19,368
Intelsat Jackson Holdings
7.25%, 10/15/20	58,000	42,195
Sable International Finance
6.88%, 8/1/22 (A)	200,000	205,000
SBA Communications
4.88%, 7/15/22	128,000	131,200
SBA Telecommunications
5.75%, 7/15/20	30,000	30,900
Sprint
7.88%, 9/15/23	36,000	32,873
Sprint Capital
6.90%, 5/1/19	136,000	134,470
T-Mobile USA
6.73%, 4/28/22	36,000	37,710
6.63%, 11/15/20	88,000	90,640
6.25%, 4/1/21	73,000	76,376
		1,084,687

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTILITIES — 2.1%
Calpine
7.88%, 1/15/23 (A)	$56,000	$59,220
6.00%, 1/15/22 (A)	20,000	20,900
NRG Energy
7.88%, 5/15/21	16,000	16,600
7.63%, 1/15/18	30,000	32,288
6.25%, 7/15/22	50,000	50,250
		179,258
TOTAL CORPORATE OBLIGATIONS		7,987,943
TOTAL INVESTMENTS (Cost $8,127,800) — 93.5%		7,987,943
OTHER ASSETS AND LIABILITIES, NET — 6.5%		554,248
NET ASSETS — 100.0%		$8,542,191
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $2,283,631 or 26.7% of net assets of the Fund.
(B)	Security is in default on interest payments.

LLC — Limited Liability Company

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 84.4%
CONSUMER DISCRETIONARY — 10.9%
21st Century Fox America
4.50%, 2/15/21	$250,000	$279,498
American Honda Finance MTN
1.20%, 7/12/19	300,000	300,206
BMW US Capital LLC
2.00%, 4/11/21 (A)	300,000	305,352
Comcast
5.70%, 5/15/18	604,000	654,303
Daimler Finance North America LLC
1.65%, 5/18/18 (A)	730,000	734,045
Ford Motor Credit LLC
2.38%, 1/16/18	1,669,000	1,688,542
2.02%, 5/3/19	450,000	453,868
NBC Universal Enterprise
1.97%, 4/15/19 (A)	325,000	331,563
Time Warner
2.10%, 6/1/19	1,005,000	1,024,116
Toyota Motor Credit MTN
1.55%, 7/13/18	500,000	504,549
Volkswagen Group of America Finance LLC
1.65%, 5/22/18 (A)	150,000	149,897
1.60%, 11/20/17 (A)	265,000	264,970
		6,690,909
CONSUMER STAPLES — 6.7%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	775,000	802,785
1.90%, 2/1/19	740,000	751,930
1.25%, 1/17/18	516,000	517,503
Coca-Cola
1.88%, 10/27/20	250,000	256,277
1.65%, 11/1/18	405,000	411,578
CVS Health
2.25%, 12/5/18	900,000	922,426
2.13%, 6/1/21	460,000	468,868
		4,131,367
ENERGY — 17.3%
Canadian Natural Resources
5.70%, 5/15/17	315,000	324,050
1.75%, 1/15/18	672,000	666,550
Chevron
1.72%, 6/24/18	700,000	709,315
1.37%, 3/2/18	380,000	381,881
ConocoPhillips
1.50%, 5/15/18	300,000	300,044
1.05%, 12/15/17	696,000	692,450
Enbridge Energy Partners
4.38%, 10/15/20	75,000	78,206

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Enterprise Products Operating LLC
6.50%, 1/31/19	$210,000	$234,641
2.85%, 4/15/21	100,000	103,368
2.55%, 10/15/19	415,000	427,155
1.65%, 5/7/18	525,000	528,447
Enterprise Products Partners
6.30%, 9/15/17	160,000	168,340
Exxon Mobil
1.31%, 3/6/18	700,000	704,067
Kinder Morgan Energy Partners
5.95%, 2/15/18	108,000	114,037
2.65%, 2/1/19	123,000	124,336
Occidental Petroleum
4.10%, 2/1/21	780,000	852,065
Petro-Canada
6.05%, 5/15/18	155,000	166,915
Shell International Finance
2.13%, 5/11/20	970,000	993,601
1.90%, 8/10/18	300,000	304,440
Statoil
1.95%, 11/8/18	396,000	402,168
0.92%, 5/15/18	200,000	199,870
Suncor Energy
6.10%, 6/1/18	300,000	321,946
TransCanada PipeLines
3.13%, 1/15/19	700,000	722,865
1.88%, 1/12/18	325,000	326,846
1.63%, 11/9/17	835,000	838,319
		10,685,922
FINANCIALS — 32.2%
AvalonBay Communities MTN
3.63%, 10/1/20	475,000	507,860
Bank of America MTN
2.63%, 10/19/20	605,000	618,419
2.63%, 4/19/21	675,000	687,895
2.60%, 1/15/19	330,000	337,734
2.25%, 4/21/20	775,000	783,086
Bank of Montreal MTN
1.45%, 4/9/18	190,000	190,747
Bank of Nova Scotia
2.80%, 7/21/21	505,000	529,604
BB&T MTN
2.63%, 6/29/20	200,000	207,573
2.25%, 2/1/19	242,000	247,677
Berkshire Hathaway
2.10%, 8/14/19	673,000	692,238
Boston Properties
3.70%, 11/15/18	600,000	627,434
Caisse Centrale Desjardins
1.42%, 1/29/18 (A)	400,000	399,468

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	$100,000	$100,418
CDP Financial
4.40%, 11/25/19 (A)	240,000	263,218
Citigroup
2.70%, 3/30/21	350,000	356,309
2.65%, 10/26/20	225,000	230,335
2.50%, 9/26/18	256,000	261,006
2.40%, 2/18/20	1,535,000	1,558,211
2.35%, 8/2/21	200,000	200,866
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	490,000	501,383
General Electric Capital
2.10%, 12/11/19	560,000	579,436
Goldman Sachs Group
2.38%, 1/22/18	575,000	582,423
HSBC Holdings
3.40%, 3/8/21	200,000	207,349
John Deere Capital MTN
2.25%, 4/17/19	240,000	246,689
JPMorgan Chase
6.00%, 10/1/17	343,000	360,962
2.55%, 3/1/21	300,000	307,246
2.40%, 6/7/21	750,000	763,356
2.20%, 10/22/19	790,000	806,614
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	254,000	259,799
2.00%, 4/14/20 (A)	400,000	405,056
1.50%, 1/10/18 (A)	74,000	74,391
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	250,000	253,649
PNC Bank
2.25%, 7/2/19	994,000	1,017,885
1.95%, 3/4/19	250,000	254,036
PNC Bank MTN
2.15%, 4/29/21	250,000	255,059
Royal Bank of Canada MTN
2.15%, 3/15/19	648,000	662,342
2.15%, 3/6/20	485,000	495,834
Simon Property Group
2.20%, 2/1/19	416,000	425,474
Ventas Realty
2.00%, 2/15/18	274,000	275,942
Wells Fargo
6.00%, 11/15/17	56,000	59,366
2.50%, 3/4/21	470,000	482,185
2.13%, 4/22/19	801,000	818,201
Wells Fargo MTN
2.60%, 7/22/20	800,000	828,011

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Welltower
4.95%, 1/15/21	$145,000	$160,995
		19,883,781
HEALTH CARE — 2.3%
Amgen
2.20%, 5/22/19	900,000	924,107
Pfizer
1.20%, 6/1/18	500,000	501,883
		1,425,990
INDUSTRIALS — 5.3%
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	55,327
Caterpillar Financial Services MTN
1.70%, 6/16/18	400,000	405,502
GE Capital International Funding Unlimited
2.34%, 11/15/20	865,000	896,885
General Electric
5.25%, 12/6/17	264,000	278,993
General Electric Capital MTN
2.20%, 1/9/20	200,000	205,886
Lockheed Martin
2.50%, 11/23/20	250,000	259,508
1.85%, 11/23/18	590,000	599,387
Raytheon
3.13%, 10/15/20	545,000	583,862
		3,285,350
INFORMATION TECHNOLOGY — 0.8%
Apple
2.25%, 2/23/21	450,000	464,309
TELECOMMUNICATION SERVICES — 6.5%
AT&T
2.80%, 2/17/21	550,000	568,306
2.45%, 6/30/20	675,000	691,206
1.40%, 12/1/17	692,000	692,796
Verizon Communications
3.65%, 9/14/18	1,248,000	1,311,392
2.63%, 2/21/20	550,000	570,679
2.41%, 9/14/18	175,000	180,023
		4,014,402
UTILITIES — 2.4%
Duke Energy Carolinas LLC
7.00%, 11/15/18	500,000	564,214
PacifiCorp
5.65%, 7/15/18	275,000	299,701
5.50%, 1/15/19	475,000	521,860
2.95%, 2/1/22	100,000	105,733
		1,491,508
TOTAL CORPORATE OBLIGATIONS		52,073,538

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 7.1%
Province of Ontario Canada
2.00%, 1/30/19	$890,000	$909,799
1.65%, 9/27/19	1,041,000	1,055,158
Province of Quebec Canada
3.50%, 7/29/20	1,853,000	2,008,806
2.75%, 8/25/21	400,000	424,089
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,397,852
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
FANNIE MAE — 2.5%
3.76%, 6/25/21 (B)	500,000	549,500
3.76%, 7/25/21 (B)	300,000	328,597
2.32%, 11/25/18 (B)	682,870	696,589
		1,574,686
FANNIE MAE, DISCOUNT NOTE — 1.1%
1.58%, 10/9/19 (B)	675,000	649,162
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,223,848
U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Note
1.38%, 1/31/21 to 5/31/21	835,000	848,796
1.25%, 3/31/21	265,000	267,836
0.88%, 3/31/18	100,000	100,344
TOTAL U.S. TREASURY OBLIGATIONS		1,216,976
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATION — 1.3%
FANNIE MAE — 1.3%
3.50%, 12/1/25 (B)	765,295	817,340
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATION		817,340

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 1.5%
Counterparty: Bank of Nova Scotia 0.33% dated 7/29/16, due 8/1/16 in the amount of $892,025, fully collateralized by a $855,700 U.S. government Obligation, coupon 0.38%, maturity 7/15/23, value $909,842	$892,000	$892,000
TOTAL REPURCHASE AGREEMENT		892,000
TOTAL INVESTMENTS (Cost $60,887,517) — 99.9%		61,621,554
OTHER ASSETS AND LIABILITIES, NET — 0.1%		89,084
NET ASSETS — 100.0%		$61,710,638
†	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $3,441,408 or 5.6% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

LLC — Limited Liability Company

MTN — Medium Term Note

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 82.8%
CONSUMER DISCRETIONARY — 6.1%
21st Century Fox America
3.00%, 9/15/22	$335,000	$351,334
Ford Motor Credit LLC
5.88%, 8/2/21	501,000	577,784
4.38%, 8/6/23	125,000	136,396
3.20%, 1/15/21	380,000	394,667
3.10%, 5/4/23	555,000	566,309
Home Depot
2.63%, 6/1/22	410,000	431,531
Time Warner
3.40%, 6/15/22	435,000	464,667
		2,922,688
CONSUMER STAPLES — 9.2%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	650,000	697,894
3.30%, 2/1/23	415,000	437,584
2.63%, 1/17/23	254,000	259,761
Coca-Cola
2.50%, 4/1/23	550,000	571,576
CVS Health
3.38%, 8/12/24	900,000	964,291
2.75%, 12/1/22	551,000	575,192
PepsiCo
3.10%, 7/17/22	500,000	538,905
SABMiller Holdings
3.75%, 1/15/22 (A)	377,000	409,430
		4,454,633
ENERGY — 14.4%
Canadian Natural Resources
3.90%, 2/1/25	298,000	298,266
3.80%, 4/15/24	143,000	141,018
3.45%, 11/15/21	242,000	246,952
Chevron
2.36%, 12/5/22	553,000	563,915
Enbridge Energy Partners
5.88%, 10/15/25	100,000	110,007
4.38%, 10/15/20	150,000	156,413
Enterprise Products Operating LLC
3.75%, 2/15/25	395,000	411,751
3.35%, 3/15/23	402,000	416,230
Exxon Mobil
3.18%, 3/15/24	535,000	578,872
Husky Energy
3.95%, 4/15/22	150,000	156,324
Kinder Morgan Energy Partners
3.95%, 9/1/22	150,000	153,701
2.65%, 2/1/19	216,000	218,346
MidAmerican Energy
3.50%, 10/15/24	355,000	391,549

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Occidental Petroleum
3.50%, 6/15/25	$150,000	$160,911
3.13%, 2/15/22	395,000	415,193
Phillips 66
4.30%, 4/1/22	580,000	638,641
Statoil
3.70%, 3/1/24	200,000	217,370
2.45%, 1/17/23	624,000	636,255
Suncor Energy
3.60%, 12/1/24	520,000	548,422
TransCanada PipeLines
2.50%, 8/1/22	490,000	490,706
		6,950,842
FINANCIALS — 31.6%
AvalonBay Communities MTN
2.95%, 9/15/22	311,000	322,455
2.85%, 3/15/23	325,000	333,697
Bank of America MTN
4.10%, 7/24/23	863,000	940,200
4.00%, 4/1/24	800,000	862,904
3.88%, 8/1/25	445,000	477,173
Bank of Nova Scotia
4.50%, 12/16/25	220,000	233,958
2.80%, 7/21/21	141,000	147,870
Berkshire Hathaway Finance
3.00%, 5/15/22	315,000	334,624
Boston Properties
3.65%, 2/1/26	275,000	297,169
Branch Banking & Trust
3.63%, 9/16/25	1,100,000	1,190,232
Citigroup
3.75%, 6/16/24	827,000	881,795
3.40%, 5/1/26	385,000	396,744
3.30%, 4/27/25	545,000	563,073
ERP Operating
4.63%, 12/15/21	82,000	92,779
3.38%, 6/1/25	545,000	576,727
General Electric Capital MTN
3.15%, 9/7/22	268,000	287,489
JPMorgan Chase
3.90%, 7/15/25	345,000	374,800
3.30%, 4/1/26	625,000	649,840
3.25%, 9/23/22	495,000	522,437
3.13%, 1/23/25	300,000	308,244
2.40%, 6/7/21	200,000	203,562
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	150,000	162,914
3.00%, 1/10/23 (A)	382,000	393,096
PNC Bank
2.95%, 2/23/25	302,000	317,131
PNC Bank MTN
3.25%, 6/1/25	570,000	610,426
Royal Bank of Canada MTN
4.65%, 1/27/26	470,000	516,912

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS (continued)
US Bancorp MTN
4.13%, 5/24/21	$210,000	$234,251
3.10%, 4/27/26	50,000	52,154
US Bank
2.80%, 1/27/25	320,000	334,131
Ventas Realty
3.25%, 8/15/22	509,000	524,929
Wells Fargo
3.00%, 4/22/26	200,000	205,440
2.50%, 3/4/21	350,000	359,074
Wells Fargo MTN
3.45%, 2/13/23	1,010,000	1,057,955
3.00%, 2/19/25	250,000	258,177
Welltower
4.95%, 1/15/21	175,000	194,305
		15,218,667
INDUSTRIALS — 8.0%
Burlington Northern Santa Fe LLC
3.05%, 9/1/22	130,000	138,633
3.00%, 3/15/23	164,000	174,622
Canadian Pacific Railway
4.50%, 1/15/22	69,000	76,116
CSX
3.35%, 11/1/25	150,000	160,691
GE Capital International Funding Unlimited
3.37%, 11/15/25	645,000	707,132
General Electric Capital MTN
3.10%, 1/9/23	381,000	407,355
Lockheed Martin
3.55%, 1/15/26	570,000	627,681
3.35%, 9/15/21	376,000	404,929
Norfolk Southern
3.85%, 1/15/24	241,000	266,328
2.90%, 6/15/26	170,000	176,509
Raytheon
3.15%, 12/15/24	225,000	244,847
2.50%, 12/15/22	389,000	406,363
Union Pacific
3.25%, 8/15/25	50,000	54,628
		3,845,834
INFORMATION TECHNOLOGY — 2.5%
Apple
3.20%, 5/13/25	490,000	523,386
2.40%, 5/3/23	655,000	672,220
		1,195,606
MATERIALS — 1.1%
BHP Billiton Finance USA
3.85%, 9/30/23	120,000	132,964
3.25%, 11/21/21	352,000	377,587
		510,551

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TELECOMMUNICATION SERVICES — 6.0%
AT&T
3.90%, 3/11/24	$503,000	$540,007
3.60%, 2/17/23	40,000	42,486
3.40%, 5/15/25	390,000	403,743
3.00%, 2/15/22	473,000	489,285
Verizon Communications
5.15%, 9/15/23	802,000	940,189
3.50%, 11/1/24	430,000	463,338
		2,879,048
UTILITIES — 3.9%
Consolidated Edison Co. of New York
3.30%, 12/1/24	294,000	319,890
Duke Energy Carolinas LLC
3.90%, 6/15/21	446,000	493,337
PacifiCorp
3.60%, 4/1/24	385,000	424,459
2.95%, 2/1/22	370,000	391,213
Virginia Electric & Power
3.15%, 1/15/26	225,000	241,508
		1,870,407
TOTAL CORPORATE OBLIGATIONS		39,848,276
REGIONAL GOVERNMENT OBLIGATIONS — 8.7%
Province of Ontario Canada
3.20%, 5/16/24	985,000	1,078,473
2.50%, 4/27/26	550,000	576,512
2.45%, 6/29/22	490,000	511,794
Province of Quebec Canada
2.88%, 10/16/24	1,180,000	1,267,013
2.75%, 8/25/21	473,000	501,486
2.50%, 4/20/26	225,000	232,906
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,168,184
U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Note
2.25%, 11/15/24	375,000	400,415
2.13%, 5/15/25	300,000	317,344
2.00%, 8/15/25	300,000	314,250
1.75%, 5/15/23	215,000	221,735
1.63%, 2/15/26 to 5/15/26	730,000	740,881
TOTAL U.S. TREASURY OBLIGATIONS		1,994,625
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
FANNIE MAE — 2.8%
3.09%, 4/25/27 (B)	325,000	349,896
2.72%, 2/25/22 (B)	200,000	210,638
2.72%, 10/25/24 (B)	200,000	211,338
2.62%, 4/25/23 (B)	300,000	314,930
2.39%, 1/25/23 (B)	250,000	258,013
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,344,815

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 0.9%
Counterparty: Bank of Nova Scotia 0.33% dated 7/29/16, due 8/1/16 in the amount of $425,012, fully collateralized by a $407,800 U.S. government Obligation, coupon 0.38%, maturity 7/15/23, value $433,603	$425,000	$425,000
TOTAL REPURCHASE AGREEMENT		425,000
TOTAL INVESTMENTS (Cost $46,035,444) — 99.3%		47,780,900
OTHER ASSETS AND LIABILITIES, NET — 0.7%		319,582
NET ASSETS — 100.0%		$48,100,482

†	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $965,440 or 2.0% of net assets of the Fund.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

LLC — Limited Liability Company

MTN — Medium Term Note

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.2%
CONSUMER DISCRETIONARY — 5.1%
Brinker International	441	$20,789
Daimler ADR	334	22,688
Genuine Parts	342	34,966
Home Depot	234	32,348
McDonald’s	201	23,648
Regal Entertainment Group, Cl A	1,104	25,966
Time Warner	266	20,389
		180,794
CONSUMER STAPLES — 16.9%
Altria Group	894	60,524
Campbell Soup	683	42,530
Coca-Cola	812	35,428
Coca-Cola European Partners PLC	611	22,809
Colgate-Palmolive	270	20,096
CVS Health	230	21,326
Kimberly-Clark	526	68,143
Kraft Heinz	636	54,944
Molson Coors Brewing, Cl B	338	34,530
PepsiCo	258	28,101
Philip Morris International	760	76,198
Procter & Gamble	567	48,529
Reynolds American	1,133	56,718
Wal-Mart Stores	349	25,467
		595,343
ENERGY — 4.6%
Enterprise Products Partners (A)	789	22,463
Exxon Mobil	439	39,049
Occidental Petroleum	590	44,091
Royal Dutch Shell ADR, Cl A	607	31,436
Spectra Energy	704	25,323
		162,362
FINANCIALS — 12.5%
Allianz ADR	1,548	22,106
Arthur J Gallagher	933	45,894
BlackRock, Cl A	87	31,864
CME Group, Cl A	534	54,596
Commonwealth Bank of Australia ADR	269	15,885
Corrections Corp of America‡	644	20,640
Iron Mountain‡	1,463	60,290
M&T Bank	199	22,797
Marsh & McLennan	522	34,322
People’s United Financial	1,385	20,997
US Bancorp	619	26,103
Wells Fargo	499	23,937
Welltower‡	801	63,543
		442,974

DESCRIPTION	SHARES	VALUE
HEALTH CARE — 7.6%
AbbVie	1,116	$73,913
Johnson & Johnson	505	63,241
Medtronic PLC	318	27,866
Merck	570	33,436
Pfizer	698	25,749
UnitedHealth Group	303	43,390
		267,595
INDUSTRIALS — 17.0%
3M	310	55,292
Boeing	159	21,252
Deluxe	660	44,609
Eaton	534	33,861
Emerson Electric	636	35,552
General Dynamics	223	32,756
Honeywell International	311	36,179
Lockheed Martin	305	77,083
Raytheon	487	67,951
Republic Services, Cl A	725	37,164
RR Donnelley & Sons	1,671	29,944
United Parcel Service, Cl B	332	35,889
United Technologies	264	28,420
Waste Management	943	62,351
		598,303
INFORMATION TECHNOLOGY — 10.8%
Apple	318	33,139
Automatic Data Processing	485	43,141
Cisco Systems	918	28,026
Intel	596	20,776
Linear Technology	447	26,815
Microchip Technology	845	47,016
Microsoft	720	40,810
Oracle	772	31,683
Paychex	590	34,975
QUALCOMM	470	29,413
Texas Instruments	677	47,221
		383,015
MATERIALS — 2.6%
Agrium	215	19,513
Bemis	625	31,900
Dow Chemical	733	39,340
		90,753
TELECOMMUNICATION SERVICES — 5.9%
AT&T	1,706	73,853
CenturyLink	1,067	33,547
Verizon Communications	1,245	68,985
Vodafone Group PLC ADR	990	30,591
		206,976

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
UTILITIES — 15.2%
Ameren	1,098	$57,579
CMS Energy	1,005	45,406
Dominion Resources	433	33,783
Duke Energy	708	60,598
Entergy	338	27,510
Eversource Energy	801	46,850
NiSource	1,135	29,124
PPL	1,507	56,829
SCANA	367	27,503
Southern	491	26,268
Vectren	567	29,331
WEC Energy Group	1,029	66,792
WGL Holdings	396	28,033
		535,606
TOTAL COMMON STOCK		3,463,721
TOTAL INVESTMENTS (Cost $2,783,949) — 98.2%		3,463,721
OTHER ASSETS AND LIABILITIES, NET — 1.8%		65,210
NET ASSETS — 100.0%		$3,528,931

‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2016, this security amounted to $22,463 or 0.6% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Large Cap Core Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK† — 97.8%
CONSUMER DISCRETIONARY — 12.8%
Advance Auto Parts	416	$70,662
Comcast, Cl A	1,025	68,931
Dick’s Sporting Goods	961	49,290
Genuine Parts	379	38,749
Home Depot	475	65,664
PVH	416	42,041
Time Warner	1,027	78,719
TJX	810	66,193
		480,249
CONSUMER STAPLES — 6.3%
Coca-Cola	869	37,914
JM Smucker	305	47,019
Kimberly-Clark	450	58,298
PepsiCo.	849	92,473
		235,704
ENERGY — 3.9%
Anadarko Petroleum	858	46,787
Devon Energy	690	26,413
Occidental Petroleum	960	71,741
		144,941
FINANCIALS — 15.7%
American International Group	1,606	87,431
Ameriprise Financial	595	57,025
BlackRock, Cl A	255	93,394
Chubb	300	37,578
Citizens Financial Group	1,826	40,774
CME Group, Cl A	801	81,894
FNF Group	1,477	55,639
Marsh & McLennan	640	42,080
Synchrony Financial	2,142	59,719
US Bancorp	885	37,320
		592,854
HEALTH CARE — 14.9%
Abbott Laboratories	131	5,862
AbbVie	1,269	84,046
Allergan*	376	95,109
Danaher	950	77,368
DENTSPLY SIRONA	195	12,488
Gilead Sciences	287	22,808
McKesson	563	109,537
UnitedHealth Group	838	120,002
Universal Health Services, Cl B	270	34,973
		562,193
INDUSTRIALS — 11.1%
Boeing	747	99,844
Fortive*	475	22,900
General Electric	3,143	97,873
Ingersoll-Rand	1,088	72,091

DESCRIPTION	SHARES	VALUE
Nielsen Holdings	831	$44,758
Norfolk Southern	217	19,482
Rockwell Collins	738	62,449
		419,397
INFORMATION TECHNOLOGY — 25.7%
Alphabet, Cl C*	140	107,631
Apple	1,397	145,581
Applied Materials	2,612	68,669
Check Point Software Technologies*	408	31,367
F5 Networks*	544	67,140
Fidelity National Information Services	1,047	83,268
First Data, Cl A*	3,269	40,536
Microsoft	2,554	144,761
Oracle	2,217	90,986
Seagate Technology	2,682	85,904
Visa, Cl A	1,292	100,841
		966,684
MATERIALS — 1.9%
Ecolab	112	13,259
EI du Pont de Nemours	867	59,970
		73,229
TELECOMMUNICATION SERVICES — 0.9%
CenturyLink	1,096	34,458
UTILITIES — 4.6%
Eversource Energy	992	58,022
PPL	1,090	41,104
WEC Energy Group	1,153	74,841
		173,967
TOTAL COMMON STOCK		3,683,676
TOTAL INVESTMENTS (Cost $3,187,164) — 97.8%		3,683,676
OTHER ASSETS AND LIABILITIES, NET — 2.2%		82,271
NET ASSETS — 100.0%		$3,765,947
†	More narrow industries are utilized for compliance purposes.
*	Non-income producing security

Cl — Class

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 49.0%
CONSUMER DISCRETIONARY — 2.0%
McDonald’s	1,115	$131,180
Regal Entertainment Group, Cl A	3,379	79,474
		210,654
CONSUMER STAPLES — 8.0%
Altria Group	2,582	174,801
Coca-Cola	1,443	62,958
Kimberly-Clark	867	112,320
PepsiCo.	653	71,125
Philip Morris International	1,931	193,602
Procter & Gamble	980	83,878
Reynolds American	3,184	159,391
		858,075
ENERGY — 3.0%
Enterprise Products Partners (A)	2,501	71,203
Exxon Mobil	1,085	96,511
Occidental Petroleum	1,966	146,919
		314,633
FINANCIALS — 7.9%
Arthur J Gallagher	1,215	59,766
BlackRock, Cl A	195	71,419
CME Group, Cl A	872	89,153
Corrections Corp of America‡	3,205	102,720
Iron Mountain‡	4,039	166,447
People’s United Financial	4,757	72,116
Wells Fargo	1,695	81,309
Welltower‡	2,448	194,200
		837,130
HEALTH CARE — 3.1%
AbbVie	1,450	96,034
Johnson & Johnson	630	78,895
Merck	1,399	82,065
Pfizer	1,945	71,751
		328,745
INDUSTRIALS — 4.8%
Eaton	1,275	80,848
Emerson Electric	1,435	80,217
Lockheed Martin	371	93,763
RR Donnelley & Sons	5,041	90,335
United Parcel Service, Cl B	780	84,318
Waste Management	1,269	83,906
		513,387
INFORMATION TECHNOLOGY — 4.8%
Automatic Data Processing	763	67,869
Cisco Systems	2,835	86,553
Microchip Technology	1,596	88,801
Microsoft	1,283	72,720
QUALCOMM	1,455	91,054
Texas Instruments	1,575	109,856
		516,853

DESCRIPTION	SHARES	VALUE
MATERIALS — 1.8%
Agrium	685	$62,171
Dow Chemical	2,347	125,963
		188,134
TELECOMMUNICATION SERVICES — 4.7%
AT&T	4,782	207,013
CenturyLink	3,294	103,563
Verizon Communications	3,481	192,882
		503,458
UTILITIES — 8.9%
Ameren	2,622	137,498
Duke Energy	2,276	194,803
Entergy	1,980	161,152
PPL	4,603	173,579
Southern	1,753	93,786
WEC Energy Group	2,847	184,799
		945,617
TOTAL U.S. COMMON STOCK		5,216,686
FOREIGN COMMON STOCK — 46.3%
AUSTRALIA — 3.5%
Commonwealth Bank of Australia	1,233	72,478
Sonic Healthcare Limited	3,925	68,545
Telstra	31,274	137,133
Westpac Banking	4,194	99,091
		377,247
CANADA — 4.3%
BCE	4,059	194,393
Rogers Communications, Cl B	4,351	192,182
TELUS	2,053	68,698
		455,273
FRANCE — 4.6%
AXA	4,332	88,291
Sanofi	639	54,402
SCOR	2,158	63,055
TOTAL	3,179	151,975
Vinci	1,732	131,461
		489,184
GERMANY — 6.8%
Allianz SE	509	73,011
BASF	1,332	104,630
Daimler	1,516	103,084
Deutsche Post	3,501	104,468
Deutsche Telekom	4,414	75,133
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	904	150,793
Siemens	1,036	112,490
		723,609

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global Equity Shareholder Yield Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
ITALY — 2.4%
Snam	13,430	$77,702
Terna Rete Elettrica Nazionale	31,866	173,500
		251,202
NETHERLANDS — 1.3%
Unibail-Rodamco‡	523	143,928
NORWAY — 2.2%
Orkla	10,298	95,569
Statoil ASA	9,117	143,501
		239,070
SINGAPORE — 1.3%
Singapore Exchange	11,165	62,708
Singapore Telecommunications	25,495	79,488
		142,196
SPAIN — 0.7%
Gas Natural SDG	3,590	74,272
SWEDEN — 0.8%
Svenska Handelsbanken, Cl A	7,172	86,329
SWITZERLAND — 2.6%
Nestle SA	822	65,899
Roche Holding AG	278	70,992
Swisscom	288	141,771
		278,662
TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing ADR	3,715	103,203
UNITED KINGDOM — 14.8%
AstraZeneca ADR	4,462	152,333
BAE Systems	17,740	125,373
British American Tobacco	2,463	157,262
Diageo	2,805	80,222
GlaxoSmithKline	7,341	163,997
Imperial Tobacco Group	3,186	167,965
National Grid	14,158	202,926
Royal Dutch Shell ADR, Cl A	2,785	144,235
Sky	478	5,823
SSE	4,941	99,134
Unilever	2,223	103,957
Vodafone Group	55,995	170,112
		1,573,339
TOTAL FOREIGN COMMON STOCK		4,937,514
TOTAL INVESTMENTS (Cost $9,730,432) — 95.3%		10,154,200
OTHER ASSETS AND LIABILITIES, NET — 4.7%		504,991
NET ASSETS — 100.0%		$10,659,191
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2016, this security amounted to $71,203 or 0.67% of net assets.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six-month period ended July 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 60.6%
AUSTRALIA — 5.8%
AGL Energy	8,972	$140,320
Amcor	6,181	70,552
AusNet Services, Cl Miscellaneous	94,410	126,992
Brambles	5,905	60,357
CSL	123	11,030
GPT Group‡	27,213	116,017
Sonic Healthcare Limited	7,341	128,200
Stockland‡	13,033	49,918
Tatts Group	20,310	63,745
Telstra	25,041	109,802
Wesfarmers	1,883	61,432
		938,365
BELGIUM — 1.9%
Colruyt	1,954	108,989
Groupe Bruxelles Lambert	486	40,996
Proximus SADP	1,705	53,211
Telenet Group Holding*	2,128	100,934
		304,130
CANADA — 13.9%
Alimentation Couche-Tard, Cl B	700	31,648
AltaGas	900	22,926
Bank of Montreal	1,331	85,325
BCE	2,297	110,008
CAE	8,500	113,407
Canadian Imperial Bank of Commerce	658	49,988
Canadian National Railway	431	27,323
Canadian Tire, Cl A	200	21,015
Canadian Utilities, Cl A	4,500	138,517
CI Financial	4,940	100,983
Empire	7,831	124,754
Enbridge	1,400	57,591
Fairfax Financial Holdings	69	36,994
First Capital Realty	6,333	112,482
George Weston	1,231	109,330
Gildan Activewear	3,847	112,878
Great-West Lifeco	2,940	76,357
Intact Financial	1,674	119,994
Metro, Cl A	3,335	121,252
Power Financial	1,663	38,453
RioCan, Cl Trust Unit‡	1,740	38,621
Rogers Communications, Cl B	831	36,705
Royal Bank of Canada	2,001	121,977
Saputo	1,732	52,040
Shaw Communications, Cl B	4,779	96,923
Sun Life Financial	3,223	106,195
TELUS	1,178	39,418
TransCanada	2,897	134,327
		2,237,431

DESCRIPTION	SHARES	VALUE
CHILE — 2.1%
Aguas Andinas, Cl A	204,930	$123,666
Banco de Chile	837,540	92,997
Colbun	478,247	117,536
		334,199
DENMARK — 1.2%
Danske Bank	766	20,815
DSV	2,394	106,575
Tryg	1,982	36,968
William Demant Holding*	1,390	28,370
		192,728
FRANCE — 1.4%
Aeroports de Paris	412	43,814
Atos	890	87,234
Danone	722	55,600
L’Oreal	53	10,088
Sodexo	223	26,116
		222,852
GERMANY — 1.2%
Fresenius	1,251	93,414
Fresenius Medical Care	1,015	92,779
		186,193
HONG KONG — 3.7%
Cheung Kong Infrastructure Holdings	4,600	40,673
CLP Holdings	12,150	126,537
HKT Trust & HKT	45,000	71,110
MTR	22,500	127,314
PCCW	70,000	50,977
Yue Yuen Industrial Holdings	45,500	184,735
		601,346
ISRAEL — 1.8%
Azrieli Group	1,379	60,684
Bank Hapoalim	17,185	87,603
Mizrahi Tefahot Bank	9,510	115,521
Teva Pharmaceutical Industries	363	19,868
		283,676
ITALY — 1.4%
Snam	19,076	110,368
Terna Rete Elettrica Nazionale	20,864	113,598
		223,966
JAPAN — 6.9%
Asahi Group Holdings	1,400	47,968
Daito Trust Construction	100	16,847
FamilyMart	1,150	68,300
Keikyu	8,000	81,854
Lawson	1,300	100,779
Mitsubishi Tanabe Pharma	6,200	116,909
Nagoya Railroad	22,000	124,624

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
JAPAN (continued)
Nippon Telegraph & Telephone	2,000	$95,673
Obayashi	2,300	25,449
Oracle Japan	1,400	85,892
Osaka Gas	29,000	118,291
Sankyo	1,700	62,562
Secom	600	45,625
Tokyo Gas	700	3,012
Tokyu	2,000	16,602
Toyo Suisan Kaisha	2,100	94,262
		1,104,649
LUXEMBOURG — 0.3%
SES ADR, Cl A	2,346	51,395
MALAYSIA — 0.2%
YTL Power International	82,238	28,891
NEW ZEALAND — 0.7%
Contact Energy	6,001	23,403
Spark New Zealand	29,011	82,655
		106,058
PHILIPPINES — 0.7%
Aboitiz Power	117,600	112,957
QATAR — 0.7%
Commercial Bank QSC	6,479	67,438
Qatar Electricity & Water QSC	693	42,717
		110,155
SINGAPORE — 3.4%
Ascendas Real Estate Investment Trust‡	32,300	59,025
CapitaLand Mall Trust‡	65,000	103,752
ComfortDelGro	23,207	48,813
Sembcorp Industries	6,545	13,523
Singapore Press Holdings	40,700	114,750
Singapore Technologies Engineering	15,587	38,250
Singapore Telecommunications	18,011	56,154
StarHub	40,740	119,117
		553,384
SOUTH KOREA — 0.2%
SK Telecom	192	39,423
SPAIN — 0.1%
Red Electrica	484	11,087
SWEDEN — 0.2%
Telia	7,209	32,898

DESCRIPTION	SHARES	VALUE
SWITZERLAND — 3.7%
Kuehne + Nagel International	602	$84,474
Nestle SA	1,378	110,473
Novartis AG	1,116	92,463
Roche Holding AG	420	107,253
Schindler Holding	141	27,234
Swiss Prime Site	833	76,536
Swisscom	112	55,133
Wolseley	782	43,561
		597,127
TAIWAN — 4.9%
Chang Hwa Commercial Bank	221,080	118,771
Chunghwa Telecom ADR	3,463	125,118
First Financial Holdings	89,957	49,877
Formosa Petrochemical	20,000	56,887
Formosa Plastics	8,000	19,497
Hon Hai Precision Industry	5,000	13,768
Taiwan Business Bank*	255,205	67,233
Taiwan Cooperative Financial Holdings	202,327	94,753
Taiwan Mobile	34,169	117,739
Uni-President Enterprises	59,000	120,502
		784,145
THAILAND — 0.2%
Electricity Generating	6,400	36,566
UNITED KINGDOM — 4.0%
AstraZeneca	131	8,752
Babcock International Group	1,047	13,441
Centrica	6,621	21,127
Compass Group	6,085	115,644
Diageo	1,649	47,161
Direct Line Insurance Group	2,472	11,457
National Grid	7,215	103,412
Next	529	35,180
Reckitt Benckiser Group	718	69,576
Severn Trent	2,759	89,423
SSE	4,357	87,417
United Utilities Group	3,151	42,411
		645,001
TOTAL FOREIGN COMMON STOCK		9,738,622
U.S. COMMON STOCK — 36.8%
CONSUMER DISCRETIONARY — 2.5%
AutoZone*	104	84,653
Comcast, Cl A	331	22,260
McDonald’s	866	101,885
Thomson Reuters	2,801	118,012
TJX	831	67,909
		394,719

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
CONSUMER STAPLES — 7.3%
Campbell Soup	366	$22,791
Church & Dwight	242	23,774
Clorox	623	81,657
Coca-Cola	1,282	55,934
Colgate-Palmolive	901	67,061
ConAgra Foods	1,800	84,168
Constellation Brands, Cl A	400	65,852
Dr Pepper Snapple Group	839	82,650
General Mills	1,074	77,210
Hormel Foods	762	28,461
Kellogg	797	65,920
Kimberly-Clark	320	41,456
McCormick	727	74,336
PepsiCo.	1,027	111,861
Procter & Gamble	1,189	101,766
Sysco	2,578	133,515
Wal-Mart Stores	727	53,049
		1,171,461
ENERGY — 0.6%
Exxon Mobil	1,000	88,950
FINANCIALS — 6.0%
American Capital Agency‡	1,900	37,221
Arch Capital Group*	970	70,451
Berkshire Hathaway, Cl B*	416	60,016
CME Group, Cl A	300	30,672
Everest Re Group	577	109,059
Loews	2,300	95,059
M&T Bank	500	57,280
Marsh & McLennan	1,316	86,527
New York Community Bancorp	7,400	106,930
Northern Trust	1	68
People’s United Financial	5,649	85,639
PNC Financial Services Group	100	8,265
US Bancorp	2,532	106,774
Wells Fargo	1,916	91,911
WR Berkley	312	18,155
		964,027
HEALTH CARE — 3.2%
Aetna	600	69,126
Cardinal Health	935	78,166
DaVita HealthCare Partners*	946	73,353
Eli Lilly	1,501	124,418
Johnson & Johnson	442	55,352
Merck	700	41,062
Stryker	100	11,628
Varian Medical Systems*	416	39,412
Waters*	146	23,204
		515,721

DESCRIPTION	SHARES	VALUE
INDUSTRIALS — 6.9%
Cintas	1,101	$118,104
Deere	800	62,168
General Dynamics	485	71,242
Honeywell International	923	107,373
Lockheed Martin	485	122,574
Northrop Grumman	69	14,947
Raytheon	485	67,672
Republic Services, Cl A	2,501	128,201
Rockwell Collins	200	16,924
Roper Industries	216	36,798
Stanley Black & Decker	300	36,510
Stericycle*	900	81,243
TransDigm Group*	500	139,760
Union Pacific	393	36,569
Waste Management	693	45,821
WW Grainger	100	21,885
		1,107,791
INFORMATION TECHNOLOGY — 3.2%
Amphenol, Cl A	1,901	113,147
CA	2,700	93,555
Fidelity National Information Services	600	47,718
Fiserv*	677	74,714
Motorola Solutions	1,400	97,132
Paychex	700	41,496
Synopsys*	839	45,440
		513,202
MATERIALS — 0.3%
Praxair	423	49,296
TELECOMMUNICATION SERVICES — 0.8%
AT&T	2,900	125,541
Verizon Communications	204	11,304
		136,845
UTILITIES — 6.0%
Ameren	104	5,454
American Electric Power	104	7,207
American Water Works	1,547	127,751
CMS Energy	1,351	61,038
Consolidated Edison	866	69,349
Dominion Resources	1,401	109,306
DTE Energy	797	77,723
Duke Energy	727	62,224
Entergy	562	45,741
PPL	1,663	62,712
SCANA	839	62,875
Sempra Energy	754	84,357
Southern	2,151	115,078
Xcel Energy	1,766	77,669
		968,484
TOTAL U.S. COMMON STOCK		5,910,496

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
REGISTERED INVESTMENT COMPANIES — 1.1%
United States — 1.1%
iShares MSCI EAFE Index Fund	1,447	$83,955
SPDR S&P 500 ETF Trust	416	90,334
TOTAL REGISTERED INVESTMENT COMPANIES		174,289
PREFERRED STOCK — 0.3%
Brazil — 0.3%
Suzano Papel e Celulose, Cl A	18,400	56,181
TOTAL PREFERRED STOCK		56,181
TOTAL INVESTMENTS (Cost $14,180,313) — 98.8%		15,879,588
OTHER ASSETS AND LIABILITIES, NET — 1.2%		193,617
NET ASSETS — 100.0%		$16,073,205

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2016, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BNY Mellon	8/31/16	AUD	949,220	USD	705,954	$(14,652)
BNY Mellon	8/31/16	CAD	2,662,600	USD	2,021,133	(17,566)
BNY Mellon	8/31/16	CHF	512,050	USD	518,925	(10,316)
BNY Mellon	8/31/16	DKK	1,179,885	USD	174,567	(2,971)
BNY Mellon	8/31/16	EUR	835,100	USD	918,177	(16,531)
BNY Mellon	8/31/16	GBP	464,200	USD	607,781	(6,848)
BNY Mellon	8/31/16	HKD	4,373,500	USD	564,040	130
BNY Mellon	8/31/16	ILS	1,070,400	USD	279,096	(1,734)
BNY Mellon	8/31/16	JPY	107,240,300	USD	1,010,945	(41,130)
BNY Mellon	8/31/16	NZD	116,100	USD	80,910	(2,821)
BNY Mellon	8/31/16	SEK	294,505	USD	34,039	(427)
BNY Mellon	8/31/16	SGD	709,800	USD	522,396	(6,903)
HSBC	8/31/16	GBP	32,000	USD	41,884	(486)
RBC	8/31/16	AUD	201,000	USD	149,487	(3,104)
RBC	8/31/16	CAD	270,000	USD	205,888	(1,947)
						$(127,306)

For the six-month period ended July 31, 2016, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hongkong and Shanghai Banking Corporation

ILS — Israeli Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

QSC — Qatari Shareholding Company

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Low Volatility Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Common Stock
Australia	$938,365	$—	$—	$938,365
Belgium	304,130	—	—	304,130
Canada	2,237,431	—	—	2,237,431
Chile	334,199	—	—	334,199
Denmark	192,728	—	—	192,728
France	222,852	—	—	222,852
Germany	186,193	—	—	186,193
Hong Kong	601,346	—	—	601,346
Israel	—	283,676	—	283,676
Italy	223,966	—	—	223,966
Japan	1,104,649	—	—	1,104,649
Luxembourg	51,395	—	—	51,395
Malaysia	28,891	—	—	28,891
New Zealand	106,058	—	—	106,058
Philippines	112,957	—	—	112,957
Qatar	—	110,155	—	110,155
Singapore	553,384	—	—	553,384
South Korea	39,423	—	—	39,423
Spain	11,087	—	—	11,087
Sweden	32,898	—	—	32,898
Switzerland	597,127	—	—	597,127
Taiwan	784,145	—	—	784,145
Thailand	36,566	—	—	36,566
United Kingdom	645,001	—	—	645,001
U.S. Common Stock	5,910,496	—	—	5,910,496
Registered Investment Companies	174,289	—	—	174,289
Preferred Stock	56,181	—	—	56,181
Total Investments in Securities	$15,485,757	$393,831	$—	$15,879,588

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$130	$—	$130
Unrealized Depreciation	—	(127,436)	—	(127,436)
Total Other Financial Instruments	$—	$(127,306)	$—	$(127,306)
*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six-month period ended July 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six-month period ended July 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global All Cap Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 61.7%
CONSUMER DISCRETIONARY — 6.5%
Comcast, Cl A	884	$59,449
Home Depot	470	64,973
Time Warner	810	62,086
TJX	887	72,486
		258,994
CONSUMER STAPLES — 6.5%
CVS Health	642	59,526
JM Smucker	385	59,352
Kimberly-Clark	295	38,217
Mondelez International, Cl A	967	42,529
Philip Morris International	591	59,254
		258,878
ENERGY — 4.0%
Anadarko Petroleum	940	51,258
Core Laboratories	371	43,336
Occidental Petroleum	883	65,987
		160,581
FINANCIALS — 7.3%
BlackRock, Cl A	110	40,287
Chubb	317	39,707
CME Group, Cl A	578	59,095
FNF Group	1,132	42,642
Synchrony Financial	1,692	47,173
US Bancorp	1,411	59,502
		288,406
HEALTH CARE — 8.9%
Allergan*	253	63,996
Danaher	438	35,671
Gilead Sciences	274	21,775
McKesson	234	45,527
Teva Pharmaceutical Industries ADR	1,074	57,459
UnitedHealth Group	603	86,350
Zoetis, Cl A	847	42,748
		353,526
INDUSTRIALS — 6.7%
Fortive*	219	10,558
General Dynamics	280	41,129
General Electric	3,599	112,073
Hexcel	1,387	59,877
Raytheon	305	42,557
		266,194

DESCRIPTION	SHARES	VALUE
INFORMATION TECHNOLOGY — 19.1%
Alphabet, Cl C*	101	$77,648
Apple	626	65,235
Applied Materials	2,234	58,732
Automatic Data Processing	458	40,739
Cypress Semiconductor	5,340	62,158
F5 Networks*	365	45,048
Facebook, Cl A*	439	54,410
Fidelity National Information Services	665	52,887
Microsoft	1,846	104,631
Oracle	1,570	64,433
Universal Display*	1,005	71,194
Visa, Cl A	804	62,752
		759,867
UTILITIES — 2.7%
NextEra Energy	372	47,724
PPL	1,625	61,279
		109,003
TOTAL U.S. COMMON STOCK		2,455,449
FOREIGN COMMON STOCK — 35.5%
AUSTRALIA — 1.8%
Amcor	6,421	73,292
BELGIUM — 1.8%
Anheuser-Busch InBev	544	70,125
FRANCE — 4.3%
Airbus Group	899	52,898
Safran	888	60,362
Sodexo	507	59,375
		172,635
GERMANY — 1.2%
Continental	218	45,698
HONG KONG — 1.9%
AIA Group	11,860	73,452
JAPAN — 5.5%
Calbee	1,700	75,141
FANUC	300	50,938
Fuji Heavy Industries	1,100	43,284
Suzuki Motor	1,600	49,991
		219,354
SPAIN — 1.4%
Cellnex Telecom SAU (A)	3,155	55,837
SWITZERLAND — 3.2%
Nestle SA	833	66,781
Roche Holding AG	229	58,479
		125,260

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch Global All Cap Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
UNITED KINGDOM — 14.4%
BT Group, Cl A	6,510	$35,613
Bunzl	2,019	63,194
Croda International	1,260	55,446
Experian	3,178	62,122
Imperial Tobacco Group	1,104	58,202
Lloyds Banking Group	39,624	27,872
Reckitt Benckiser Group	400	38,761
Smith & Nephew	3,790	62,347
Unilever	960	44,894
Vodafone Group	26,242	79,723
WPP	2,060	46,293
		574,467
TOTAL FOREIGN COMMON STOCK		1,410,120
TOTAL INVESTMENTS (Cost $3,580,054) — 97.2%		3,865,569
OTHER ASSETS AND LIABILITIES, NET — 2.8%		112,842
NET ASSETS — 100.0%		$3,978,411

*	Non-income producing security.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $55,837 or 1.4% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the six-month period ended July 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS — 50.2%
CONSUMER DISCRETIONARY — 3.4%
Cervus Equipment
6.00%, 7/31/17	$3,000	$2,338
Restoration Hardware Holdings
7.50%, 7/15/20 (A) (B)	46,000	36,656
7.44%, 6/15/19 (A) (B)	35,000	29,794
Tesla Motors
0.25%, 3/1/19	38,000	34,984
		103,772
CONSUMER STAPLES — 2.6%
Herbalife
2.00%, 8/15/19	77,000	79,791
ENERGY — 4.3%
Alon USA Energy
3.00%, 9/15/18	9,000	8,078
Alpha Appalachia Holdings
3.25%, 8/1/15 (C)	9,000	56
BPZ Resources (Escrow)
6.50%, 3/1/49	8,000	120
Chesapeake Energy
2.50%, 5/15/37	75,000	71,156
2.25%, 12/15/38	20,000	16,725
Scorpio Tankers
2.38%, 7/1/19 (B)	16,000	12,320
SEACOR Holdings
2.50%, 12/15/27	22,000	21,368
TransGlobe Energy
6.00%, 3/31/17	3,000	2,184
		132,007
FINANCIALS — 16.3%
Artis Real Estate Investment Trust
5.75%, 6/30/18	19,000	19,104
Colony Financial
5.00%, 4/15/23	43,000	42,328
Dream Global Real Estate Investment Trust
5.50%, 7/31/18	28,000	21,503
Ezcorp
2.13%, 6/15/19	17,000	15,459
FXCM
2.25%, 6/15/18	108,000	41,040
H&R Real Estate Investment Trust
5.40%, 11/30/18	6,000	4,745
IAS Operating Partnership
5.00%, 3/15/18 (B)	70,000	69,300
New Mountain Finance
5.00%, 6/15/19	19,000	19,428
Pennymac
5.38%, 5/1/20	116,000	111,940

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Prospect Capital
5.88%, 1/15/19	$38,000	$38,333
5.75%, 3/15/18	32,000	32,460
4.75%, 4/15/20	46,000	44,390
Redwood Trust
4.63%, 4/15/18	17,000	17,000
Resource Capital
6.00%, 12/1/18	17,000	16,405
TICC Capital
7.50%, 11/1/17	8,000	8,025
		501,460
HEALTH CARE — 2.4%
AMAG Pharmaceuticals
2.50%, 2/15/19	1,000	1,172
Brookdale Senior Living
2.75%, 6/15/18	5,000	5,015
Impax Laboratories
2.00%, 6/15/22	13,000	11,936
Teligent
3.75%, 12/15/19	18,000	17,370
Vivus
4.50%, 5/1/20 (B)	56,000	37,800
		73,293
INFORMATION TECHNOLOGY — 11.5%
BlackBerry
6.00%, 11/13/20	19,000	19,736
Cornerstone OnDemand
1.50%, 7/1/18	36,000	38,295
FireEye
1.00%, 6/1/35	65,000	60,409
Gogo
3.75%, 3/1/20	19,000	12,350
InvenSense
1.75%, 11/1/18	22,000	20,927
KEYW Holding
2.50%, 7/15/19	10,000	9,375
Micron Technology
3.00%, 11/15/43	44,000	35,475
ModusLink Global Solutions
5.25%, 3/1/19	1,000	741
Monster Worldwide
3.50%, 10/15/19	7,000	6,138
Nuance Communications
1.00%, 12/15/35 (B)	60,000	53,888
PROS Holdings
2.00%, 12/1/19	28,000	26,058
SunEdison
2.63%, 6/1/23 (B) (C)	49,000	1,960
Twitter
0.25%, 9/15/19	54,000	49,849
Verint Systems
1.50%, 6/1/21	20,000	18,775
		353,976

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
MATERIALS — 1.5%
Silver Standard Resources
2.88%, 2/1/33 (B)	$37,000	$36,260
TerraVia Holdings
5.00%, 10/1/19	20,000	9,625
		45,885
TELECOMMUNICATION SERVICES — 5.5%
Alaska Communications Systems Group
6.25%, 5/1/18	16,000	15,500
Clearwire Communications
8.25%, 12/1/40 (B)	149,000	154,215
		169,715
UTILITIES — 2.7%
NRG Yield
3.50%, 2/1/19 (B)	53,000	53,066
Pattern Energy Group
4.00%, 7/15/20 (B)	31,000	31,930
		84,996
TOTAL CONVERTIBLE BONDS		1,544,895
COMMON STOCK — 16.4%
CONSUMER DISCRETIONARY — 0.3%
Dick’s Sporting Goods	100	5,129
MDC Partners, Cl A	200	2,552
		7,681
ENERGY — 0.5%
AltaGas	100	2,547
Canadian Natural Resources	100	3,028
Canyon Services Group	400	1,483
Cenovus Energy	100	1,432
PrairieSky Royalty	2	39
SandRidge Energy*	5,046	46
Suncor Energy	100	2,691
TransCanada	100	4,637
		15,903
FINANCIALS — 13.7%
Acasta Enterprises, Cl A*	1,300	9,658
Alignvest Acquisition, Cl A*	400	3,004
Annaly Capital Management‡	900	9,882
AR Capital Acquisition*	200	1,996
Atlantic Alliance Partnership*	200	2,031
Bank of Cyprus*	574,600	93,791
Bank of Nova Scotia	100	5,079
Berkshire Hathaway, Cl B*	100	14,427
Boulevard Acquisition II*	700	7,000
Brookfield Asset Management, Cl A	150	5,180

DESCRIPTION	SHARES	VALUE
Canadian Imperial Bank of Commerce	100	$7,597
Capitol Acquisition III*	1,100	11,022
CF*	500	4,990
Conyers Park Acquisition*	3,400	35,156
Double Eagle Acquisition*	1,500	15,225
Dundee Acquisition, Cl A*	400	3,030
Easterly Acquisition*	700	6,965
Gibraltar Growth, Cl A*	200	1,486
Global Partner Acquisition*	500	5,027
Gores Holdings, Cl A*	1,200	12,348
GP Investments Acquisition*	200	1,951
Harmony Merger*	400	4,122
Hennessy Capital Acquisition II*	400	3,860
Hydra Industries Acquisition*	300	2,988
INFOR Acquisition, Cl A*	700	5,308
Inovalis Real Estate Investment Trust‡	200	1,466
Landcadia Holdings*	3,000	31,425
Mediawan*	5,000	56,012
Pace Holdings*	1,300	13,195
Quinpario Acquisition 2*	1,200	12,144
Royal Bank of Canada	100	6,096
Silver Run Acquisition, Cl A*	1,178	13,347
Terrapin 3 Acquisition, Cl A*	800	7,600
VEREIT‡	500	5,530
		419,938
INDUSTRIALS — 0.5%
Air Canada, Cl B*	600	4,131
Brookfield Business Partners*	3	64
KBR	100	1,402
Nexeo Solutions*	1,100	10,395
		15,992
INFORMATION TECHNOLOGY — 0.6%
Hewlett Packard Enterprise	100	2,102
Open Text	100	6,094
Oracle	100	4,104
QUALCOMM	100	6,258
		18,558
MATERIALS — 0.2%
ArcelorMittal	525	3,423
Freeport-McMoRan	100	1,296
Teck Resources, Cl B	100	1,594
		6,313
UTILITIES — 0.6%
Atco, Cl I	100	3,769
Canadian Utilities, Cl A	100	3,078
Capital Power	100	1,608
TransAlta	400	1,909
TransAlta Renewables	850	9,173
		19,537
TOTAL COMMON STOCK		503,922

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
CORPORATE OBLIGATIONS — 8.2%
CONSUMER DISCRETIONARY — 2.1%
Best Buy
5.00%, 8/1/18	$25,000	$26,500
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,475
Neiman Marcus Group
8.00%, 10/15/21 (B)	20,000	16,952
		64,927
CONSUMER STAPLES — 1.3%
Constellation Brands
7.25%, 5/15/17	20,000	20,800
Spectrum Brands
6.38%, 11/15/20	20,000	20,875
		41,675
HEALTH CARE — 0.9%
HCA
6.50%, 2/15/20	25,000	27,531
INDUSTRIALS — 0.7%
Bombardier
7.50%, 3/15/18 (B)	20,000	20,750
MATERIALS — 1.2%
First Quantum Minerals
7.00%, 2/15/21 (B)	11,000	9,815
6.75%, 2/15/20 (B)	11,000	10,126
Resolute Forest Products
5.88%, 5/15/23	20,000	16,400
		36,341
TELECOMMUNICATION SERVICES — 2.0%
CenturyLink
5.80%, 3/15/22	20,000	20,450
Sprint Nextel
6.00%, 12/1/16	20,000	20,175
T-Mobile USA
6.63%, 11/15/20	20,000	20,600
		61,225
TOTAL CORPORATE OBLIGATIONS		252,449
REGISTERED INVESTMENT COMPANIES — 8.1%
Energy Select Sector SPDR Fund	100	6,740
Highland/iBoxx Senior Loan ETF	500	9,295
iShares 20+ Year Treasury Bond ETF	100	14,156
iShares 3-7 Year Treasury Bond ETF	100	12,729
iShares Gold Bullion ETF	100	912

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
iShares JPMorgan USD Emerging Markets Bond ETF	42	$4,880
iShares US Preferred Stock ETF	1,300	52,351
Pennant Park Floating Rate Closed End Management Investment Company	1,423	18,129
SPDR Barclays Convertible Securities ETF	1,100	50,204
SPDR Barclays Short-Term High Yield Bond ETF	2,900	78,706
TOTAL REGISTERED INVESTMENT COMPANIES		248,102
U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bond
1.35%, 8/15/43 (A)	$59,000	32,269
1.34%, 5/15/43 (A)	59,000	32,380
1.34%, 11/15/43 (A)	59,000	31,965
1.33%, 5/15/44 (A)	63,000	33,700
1.28%, 2/15/44 (A)	62,000	33,587
TOTAL U.S. TREASURY OBLIGATIONS		163,901
PREFERRED STOCK — 3.7%
Bank of America*	10	12,060
Brookfield Office Properties*	396	8,872
Brookfield Property Split	50	967
Chesapeake Energy, CV to 37.037 shares* (B)	53	17,490
Dynegy, CV to 2.5806 shares*	100	5,650
Dynegy, CV to 5.0201 shares*	100	9,755
Element Financial	200	3,830
Frontier Communications, CV to 17.0213 shares*	100	9,888
Mandatory Exchangeable Trust, CV to 1.1097 shares* (B)	100	10,566
SandRidge Energy*	700	—
SandRidge Energy, CV to 12.4805 shares*	530	87
Teva Pharmaceutical Industries, CV to 13.3333 shares*	19	16,872
TransAlta	319	2,321
Wells Fargo, CV to 6.3814 shares*	10	13,313
Welltower*‡	50	3,512
TOTAL PREFERRED STOCK		115,183

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Target Return Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	NUMBER OF WARRANTS	VALUE
WARRANTS — 0.2%
Easterly Acquisition, Expires 8/4/20*	350	$196
Fintech Acquisition, Expires 2/19/20*	192	280
Gores Holdings, Expires 10/16/20*	1,200	948
GP Investments Acquisition, Expires 5/26/22*	100	71
Hennessy Capital Acquisition II, Expires 9/11/20*	400	144
Hydra Industries Acquisition, Expires 12/9/19*	300	105
Mediawan, Expires 4/22/21*	5,000	2,962
Nexeo Solutions, Expires 6/14/19*	1,100	864
Silver Run Acquisition, Expires 4/13/21*	392	1,274
Terrapin 3 Acquisition, Expires 6/27/19*	800	140
TOTAL WARRANTS		6,984

	NUMBER OF RIGHTS
RIGHTS — 0.0%
Hydra Industries Acquisition*‡‡	300	127
TOTAL RIGHTS		127
TOTAL INVESTMENTS (Cost $3,074,473) — 92.1%		2,835,563
OTHER ASSETS AND LIABILITIES, NET — 7.9%		241,795
NET ASSETS — 100.0%		$3,077,358

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2016, is as follows(1):

Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Depreciation
8/31/16	CAD 170,657	USD 129,612	$(1,121)
8/31/16	EUR 140,503	USD 154,450	(2,811)
			$(3,932)
(1)	Counterparty is BNY Mellon.

For the six-month period ended July 31, 2016, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date is unavailable.
(A)	The rate shown is the effective yield at time of purchase.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2016, these securities amounted to $602,888 or 19.6% of net assets of the Fund.
(C)	Security is in default on interest payments.

BNY — Bank of New York

CAD — Canadian Dollar

Cl — Class

CV — Convertible

ETF — Exchange-Traded Fund

EUR — Euro

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Convertible Bonds	$—	$1,544,895	$—	$1,544,895
Common Stock	503,922	—	—	503,922
Corporate Obligations	—	252,449	—	252,449
Registered Investment Companies	248,102	—	—	248,102
U.S. Treasury Obligations	—	163,901	—	163,901
Preferred Stock	70,255	44,928	—	115,183
Warrants	—	6,984	—	6,984
Rights	127	—	—	127
Total Investments in Securities	$822,406	$2,013,157	$—	$2,835,563

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Depreciation	$—	$(3,932)	$—	$(3,932)
Total Other Financial Instruments	$—	$(3,932)	$—	$(3,932)
*	Forward foreign currency exchange contracts are valued at the unrealized depreciation on the instrument.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 99.1%
CONSUMER DISCRETIONARY — 15.1%
Advance Auto Parts	9,213	$1,564,920
Brinker International	43,505	2,050,826
Brunswick	33,604	1,667,430
Cedar Fair (A)	16,975	1,004,920
Dick’s Sporting Goods	33,224	1,704,059
PVH	13,922	1,406,957
Sally Beauty Holdings*	34,811	1,021,007
Service International	75,489	2,092,555
Steven Madden*	38,664	1,354,013
Urban Outfitters*	32,244	964,096
Visteon	10,601	743,024
		15,573,807
CONSUMER STAPLES — 5.6%
B&G Foods	23,524	1,213,603
Fresh Del Monte Produce	23,595	1,341,376
TreeHouse Foods*	10,587	1,092,472
United Natural Foods*	42,210	2,109,656
		5,757,107
ENERGY — 1.5%
Core Laboratories	4,444	519,104
Dril-Quip*	10,501	571,569
Oil States International*	14,682	453,968
		1,544,641
FINANCIALS — 24.1%
Apartment Investment & Management, Cl A‡	24,663	1,133,758
Arthur J Gallagher	26,844	1,320,456
Bank of Hawaii	29,463	2,030,590
BankUnited	68,434	2,054,389
Blackstone Mortgage Trust, Cl A‡	36,384	1,055,500
CBOE Holdings	12,401	853,189
CubeSmart‡	42,485	1,262,229
CVB Financial	91,291	1,501,737
Diamond Hill Investment Group	4,040	771,599
First Republic Bank	13,243	949,126
GEO Group‡	45,506	1,574,963
Glacier Bancorp	56,027	1,545,225
Jones Lang LaSalle	8,950	979,756
Kite Realty Group Trust‡	46,946	1,427,628
Liberty Property Trust‡	36,710	1,519,060

DESCRIPTION	SHARES	VALUE
Markel*	2,382	$2,259,922
Morningstar	14,902	1,260,411
Texas Capital Bancshares*	27,383	1,329,171
		24,828,709
HEALTH CARE — 9.1%
Air Methods*	59,407	1,977,659
Alkermes*	33,305	1,661,920
Bio-Rad Laboratories, Cl A*	11,461	1,662,876
Molina Healthcare*	32,067	1,821,726
Universal Health Services, Cl B	7,783	1,008,132
US Physical Therapy	3,856	229,895
WellCare Health Plans*	9,322	995,590
		9,357,798
INDUSTRIALS — 15.8%
AMETEK	21,880	1,029,016
Armstrong World Industries*	39,605	1,682,024
Genesee & Wyoming, Cl A*	17,902	1,159,155
Hexcel	46,704	2,016,212
Jacobs Engineering Group*	17,882	957,045
KAR Auction Services	33,821	1,446,524
Mueller Industries	44,626	1,519,069
Stericycle*	14,558	1,314,151
Wabtec	21,843	1,496,245
Werner Enterprises	47,666	1,197,370
Woodward	42,841	2,507,912
		16,324,723
INFORMATION TECHNOLOGY — 20.4%
Check Point Software Technologies*	9,061	696,610
CommVault Systems*	39,565	2,047,093
CSRA	56,007	1,507,709
Cypress Semiconductor	143,511	1,670,468
EVERTEC	65,408	1,125,018
F5 Networks*	11,882	1,466,476
Harmonic*	180,001	592,203
National Instruments	40,345	1,157,095
NetScout Systems*	72,228	2,020,939
PTC*	48,966	1,945,419
Qorvo*	14,106	891,922
Seagate Technology	37,057	1,186,936
Total System Services	24,664	1,255,891
Universal Display*	33,004	2,338,003
WEX*	12,301	1,152,358
		21,054,140

TD ASSET MANAGEMENT USA FUNDS INC.
Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments
July 31, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
MATERIALS — 3.9%
Chemtura*	16,282	$457,361
Flotek Industries*	33,464	475,189
Methanex	15,582	436,608
Reliance Steel & Aluminum	18,043	1,415,293
Silgan Holdings	26,143	1,296,170
		4,080,621
TELECOMMUNICATION SERVICES — 0.2%
Lumos Networks*	18,402	215,303
UTILITIES — 3.4%
Black Hills	8,611	542,923
NorthWestern	23,712	1,440,267
Vectren	29,083	1,504,464
		3,487,654
TOTAL COMMON STOCK		102,224,503
TOTAL INVESTMENTS (Cost $97,772,977) — 99.1%		102,224,503
OTHER ASSETS AND LIABILITIES, NET — 0.9%		919,397
NET ASSETS — 100.0%		$103,143,900

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At July 31, 2016, this security amounted to $1,004,920 or 1.0% of net assets.

Cl — Class

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six-month period ended July 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
July 31, 2016 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met in person to consider the approval of (i) an investment management agreement (“Investment Management Agreement”) between the Company, on behalf of each of TDAM Short-Term Bond Fund, TDAM Core Bond Fund, TDAM High Yield Bond Fund, Epoch U.S. Equity Shareholder Yield Fund, Epoch U.S. Large Cap Core Equity Fund, Epoch Global Equity Shareholder Yield Fund, TDAM Global Low Volatility Equity Fund, Epoch Global All Cap Fund, TDAM Target Return Fund, Epoch U.S. Small-Mid Cap Equity Fund, TDAM 1- to 5-Year Corporate Bond Portfolio and TDAM 5- to 10-Year Corporate Bond Portfolio (collectively, the “Funds”), and TDAM USA Inc. (the “Investment Manager”), and (ii) a sub-advisory agreement (the “Sub-Advisory Agreement”) with Epoch Investment Partners (the “Sub-Adviser”) to provide sub-advisory services to each of Epoch U.S. Equity Shareholder Yield Fund, Epoch U.S. Large Cap Core Equity Fund, Epoch Global Equity Shareholder Yield Fund, Epoch Global All Cap Fund and Epoch U.S. Small-Mid Cap Equity Fund, at a meeting held on March 29-30, 2016 (the “Meeting”).

In its review of the various agreements and plans, including the Investment Management Agreement and the Sub-Advisory Agreement, with respect to the Funds, the Board considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received materials relating to its consideration of such agreements and plans, including: (i) fees and expense ratios of each Fund and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and class compared to a peer group of funds; (iii) information on the profitability of the Investment Manager, with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager and the Sub-Adviser. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the Sub-Advisory Agreement and the services provided under such Agreements.

The matters discussed below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager, the Sub-Adviser and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager or the Sub-Adviser, for each Fund. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) before waivers of the Advisor Class of each of the Epoch Global Equity Shareholder Yield Fund and the TDAM Core Bond Fund which was, in each case, above the median investment management fee rate before waivers of its respective peer group; (b) before and after waivers of the Institutional Class of the Epoch Global Equity Shareholder Yield Fund which was, in each case, the same as the median investment management fee rate before and after waivers, respectively, of its peer group; (c) after waivers of the Institutional Class of each of the TDAM Global Low Volatility Equity Fund and the TDAM Target Return Fund which was, in each case, the same as the median investment management fee rate after waivers of its respective peer group; (d) after waivers of the Advisor Class of the Epoch U.S. Small-Mid Cap Equity Fund which was above the median investment management fee rate after waivers of its peer group; and (e) before waivers of the Advisor Class of the Epoch U.S. Large Cap Core Equity Fund and of each of the Institutional Class and the Advisor Class of the Epoch Global All Cap Fund which was, in each case, the same as the median investment management fee rate before waivers of its respective peer group.

The Board, in its evaluation of the agreements, noted that each class’ total gross expense ratio and total net expense ratio were both at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of: (a) the total gross expense ratio of each of the Institutional Class and the Advisor Class of the Epoch U.S. Large Cap Core Equity Fund which were, in each case, above the median total gross expense ratio of its respective peer group; and (b) the total gross expense ratio of the Advisor Class of each of the TDAM Core Bond Fund, the Epoch U.S. Equity Shareholder Yield Fund, the Epoch Global Equity Shareholder Yield Fund and the Epoch Global All Cap Fund, which was, in each case, above the median total gross expense ratio of its respective peer group.

The Board noted the contractual and voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager and the Sub-Adviser with respect to similarly managed accounts.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates and the Sub-Adviser. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager and the Sub-Adviser, including the scope and quality of each of the Investment Manager’s and Sub-Adviser’s investment management capabilities, other resources dedicated to performing its services, and, in the case of the Investment Manager, the quality of its administrative and other services, resources dedicated to data protection and systems security and its ability to oversee and supervise the Sub-Adviser and other service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s and the Sub-Adviser’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager and the Sub-Adviser, the Board was informed that, in management’s judgment, each of the Investment Manager and the Sub-Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager and the operational stability of the Sub-Adviser as well as their affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates and the Sub-Adviser.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Broadridge and a group of comparable funds selected by the Investment Manager. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund. The Board noted that the one-, three-, five-year and since inception performance returns of the Institutional Class, and the one-year and since inception performance returns of the Advisor Class, of the TDAM Short-Term Bond Fund were, in each case, below the median performance returns for such periods of its peer group. The Board noted that the one-year and since inception performance returns of each of the Funds, other than the TDAM Short-Term Bond Fund, were, in each case, above or the same as the median performance returns for such periods of its respective peer group, except (a) the one-year performance return of the Advisor Class of the TDAM Core Bond Fund which was below the median performance return for such period of its peer group; (b) the one-year performance return of the Advisor Class of the Epoch U.S. Equity

Shareholder Yield Fund which was below the median performance return for such period of its peer group; (c) the one-year performance return of each of the Institutional Class and the Advisor Class of the Epoch U.S. Large Cap Core Equity Fund which was, in each case, below the median performance return for such period of its respective peer group; (d) the one-year performance return of the Institutional Class of the Epoch U.S. Equity Shareholder Yield Fund which was below the median performance return for such period of its peer group; (e) the since inception performance return of the Institutional Class of the TDAM Global Low Volatility Equity Fund which was below the median performance returns for such period of its peer group; (f) the one-year performance returns of each of the Institutional Class and the Advisor Class of the Epoch Global All Cap Fund which were, in each case, below the median performance returns for such period of its respective peer group; (g) the since inception performance return of the Advisor Class of the Epoch Global All Cap Fund which was below the median performance return for such period of its peer group; (h) the one-year and since inception performance returns of the Institutional Class of the TDAM Target Return Fund which was, in each case, below the median performance return for such period of its respective peer group; (i) the one-year and since inception performance returns of each of the Institutional Class and the Advisor Class of the Epoch U.S. Small-Mid Cap Equity Fund which was, in each case, below the median performance return for such period of its respective peer group; and (j) the since inception performance return of the TDAM 1- to 5-Year Corporate Bond Portfolio which was below the median performance return for such period of its peer group. The Board further noted that in instances where a Portfolio underperformed its peer group, other than in the case of the one-year returns of each of the Advisor Class of the Epoch U.S. Large Cap Core Equity Fund and the Institutional Class of the TDAM Target Return Fund, such underperformance was modest. Management discussed factors that contributed to the underperformance results of the TDAM 1- to 5-Year Corporate Bond Portfolio and indicated that it would continue to closely monitor the performance of the Epoch U.S. Large Cap Core Equity Fund and the TDAM Target Return Fund. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager and the Sub-Adviser as applicable, was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management and reviewed by an independent consultant addressing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board did not separately consider the profitability of the Sub-Adviser, an affiliate of the Investment Manager, as its profitability was reflected in the profitability report for the Investment Manager. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board, including the Independent Directors, considered that although the Investment Manager’s advisory fee rate for each Fund does not have breakpoints and thus does not include the potential to share economies of scale, if any, through reductions as assets grow, the Board considered that economies of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements. With respect to each Fund, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager and Sub-Adviser may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund, and the Sub-Advisory Agreement with respect to each of the Epoch U.S. Equity Shareholder Yield Fund, Epoch U.S. Large Cap Core Equity Fund, Epoch Global Equity Shareholder Yield Fund, Epoch Global All Cap Fund, and Epoch U.S. Small-Mid Cap Equity Fund, in each case, for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of September 1, 2016.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of the Nominating/ Governance Committee since March 2011; Director since 3/30/09	Senior Advisor at Kennedy Wilson since 2015; Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) since 2004; Executive Vice Chairman of Kennedy Wilson, International (real estate), 2009 - 2015; Senior Advisor Stonepoint Capital 2008 – 2011.	20	Member, USC Marshall Business School Board since 2010; Director of Lepercq,
					de Neuflize and Co. 2009 – 2016; President of Christ Church Trustees since 2008; Trustee Emeritus of Whittier College since 2014, Trustee from 1995 – 2014.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School since 1998, Vice Chairman since 2013; Former Senior Advisor to New York State Banking Department; Retired financial services attorney; real estate investor.	20	Director and Vice Chairman, Albany Law School Board of Trustees.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2016.

Director and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Director	Since 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	20	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 59	Director	Since 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present).	20	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011).

Interested Director
BARBARA F. PALK ††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director	Since 12/17/10	Retired Senior Vice President — TD Bank Group.	20	Director of Ontario Teachers’ Pension Plan (2012 – present); Director of The Perimeter Institute, The Shaw Festival, Greenwood College School; First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 –
					5/31/2016) and Chair Queen’s University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of July 31, 2016.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	President and Chief Executive Officer	Since 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Former Chief Risk Officer of TD Asset Management Inc. from 2002 – 2015.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 48	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. Prudential Center 800 Boylston Street Boston, MA 02199 Age: 62	Secretary	Since 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 57	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

†	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

TDAMSAR03

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date  September 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date  September 30, 2016

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date  September 30, 2016

* Print the name and title of each signing officer under his or her signature.